Securities Act Registration No. 333-184169

Investment Company Act Registration No. 811-22756

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

☐

Pre-Effective Amendment No.

☒

Post-Effective Amendment No. 17

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

☒

Amendment No. 19

(Check appropriate box or boxes.)

Advisors Preferred Trust

(Exact Name of Registrant as Specified in Charter)

1445 Research Boulevard, Suite 530

Rockville, MD  20850

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (240) 223-1998

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE  19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, 17th Floor

Columbus, OH  43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☒ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Quantified Managed Bond Portfolio

Quantified Market Leaders Portfolio

Quantified Alternative Investment Portfolio

PROSPECTUS

April [_], 2014

Adviser: Advisors Preferred, LLC 1445 Research Boulevard, Ste. 530 Rockville, MD 20850	Subadviser: Flexible Plan Investments, Ltd. 3883 Telegraph Road, Suite 100 Bloomfield Hills, MI 48302

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO SUMMARY – Quantified Managed Bond Portfolio	1
Investment Objective	1
Fees and Expenses of the Portfolio	1
Principal Investment Strategies	2
Principal Investment Risks	2
Performance	5
Investment Adviser	6
Subadviser	6
Subadviser Portfolio Managers	6
Purchase and Sale of Portfolio Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6
PORTFOLIO SUMMARY – Quantified Market Leaders Portfolio	7
Investment Objective	7
Fees and Expenses of the Portfolio	7
Principal Investment Strategies	7
Principal Investment Risks	9
Performance	12
Investment Adviser	12
Subadviser	12
Subadviser Portfolio Managers	12
Purchase and Sale of Portfolio Shares	12
Tax Information	12
Payments to Broker-Dealers and Other Financial Intermediaries	13
PORTFOLIO SUMMARY – Quantified Alternative Investment Portfolio	14
Investment Objective	14
Fees and Expenses of the Portfolio	14
Principal Investment Strategies	15
Principal Investment Risks	16
Performance	19
Investment Adviser	19
Subadviser	19
Subadviser Portfolio Managers	19
Purchase and Sale of Portfolio Shares	20
Tax Information	20
Payments to Broker-Dealers and Other Financial Intermediaries	20
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	20
Investment Objective	21
Principal Investment Strategies	22
Principal Investment Risks	26

Liquidity Program	33
Temporary Investments	34
Portfolio Holdings Disclosure	34
MANAGEMENT	34
Investment Adviser	34
Subadviser	35
Subadviser Portfolio Managers	35
HOW SHARES ARE PRICED	36
HOW TO PURCHASE AND REDEEM SHARES	37
TAX CONSEQUENCES	38
DIVIDENDS AND DISTRIBUTIONS	39
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES	40
DISTRIBUTION OF SHARES	41
Distributor	41
Distribution Fees	41
Additional Compensation to Financial Intermediaries	42
Householding	42
VOTING AND MEETINGS	42
FINANCIAL HIGHLIGHTS	43
Privacy Notice	44
For more information	Back Cover

PORTFOLIO SUMMARY:  Quantified Managed Bond Portfolio

Investment Objective:  The Portfolio seeks high total return from fixed income investments on an annual basis consistent with a high tolerance for risk.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(1)	0.35%
Other Expenses(2)	0.45%
Acquired Fund Fees and Expenses(3)	0.25%
Total Annual Portfolio Operating Expenses	1.80%

(1)

The Portfolio's 12b-1 fees are 0.50%, but are limited to 0.35% for the Portfolio's first year of operations.

(2)

Other expenses are estimated for the Portfolio's current fiscal year. Includes up to 0.15% for sub-transfer agent and sub-accounting fees.

(3)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio and do not include the indirect costs of investing in other investment companies.  Acquired fund fees and expenses are estimated for the Portfolio's current fiscal year.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.

1

Principal Investment Strategies:  The Portfolio's investment adviser, Advisors Preferred, LLC (the "Adviser"), delegates execution of the Portfolio's investment strategy to the subadviser, Flexible Plan Investments, Ltd. ("FPI" or the "Subadviser").  The Portfolio is aggressively managed by the Subadviser.  Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities (bonds) indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange-traded funds ("ETFs"), other closed-end and open-end investment companies and derivative securities.  The underlying fixed-income securities to which the Portfolio seeks to gain exposure primarily include U.S. government securities, corporate obligations, foreign securities (including emerging markets), and bonds in the lowest credit rating category, also called "junk bonds".  The Portfolio invests in fixed-income securities without any restriction on maturity.  The Portfolio may gain exposure to fixed-income securities by using futures contracts, forward contracts, options and swap agreements, and may invest up to 80% of its assets in short positions.  The Portfolio is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  The Portfolio employs an aggressive management strategy that typically results in high portfolio turnover.  As part of its principal investment strategy the Portfolio may invest significantly in short-term and ultra-short-term ETFs and for temporary defensive purposes, the Portfolio may invest significantly in cash and/or cash equivalents.

In managing the Portfolio's assets, the Subadviser employs a dynamic asset allocation strategy.  The Subadviser analyzes the overall investment opportunities of various fixed-income investments and market sectors to determine how to position the Portfolio's investment portfolio.  The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser's proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Portfolio.  The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  The Portfolio is not intended to be a complete investment program.  Many factors affect the Portfolio's net asset value and performance.

2

Active and Frequent Trading Risk - The Portfolio may engage in active and frequent trading, leading to increased portfolio turnover and higher transaction costs.

Aggressive Investment Techniques Risk - The Portfolio uses investment techniques that may be considered aggressive.  Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Portfolio may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions.  For example, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swap agreements also may be considered to be illiquid.  In addition, the Portfolio may enter into swap agreements that involve a limited number of counterparties, which may increase the Portfolio's exposure to counterparty credit risk.  The Portfolio does not specifically limit its counterparty risk with respect to any single counterparty.  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Portfolio and, as a result, the Portfolio may not be able to achieve its investment objective.

Credit Risk - The Portfolio could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal.  The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments.  Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Portfolio performance.

Derivatives Risk - The Portfolio uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive.  Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Portfolio.  The use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid.  The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.  In addition, the Portfolio's investments in derivatives currently are subject to the following risks:

3

Futures and Forward Contracts.  There may be an imperfect correlation between the changes in market value of the securities held by the Portfolio and the prices of futures contracts.  There may not be a liquid secondary market for the futures contracts.  Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk.  If the Portfolio uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Portfolio's investment return, or create a loss.

Options.  There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements.  Interest rate swaps are subject to interest rate and credit risk.  Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities.  As a result, the Portfolio's returns and net asset values ("NAVs") may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.  These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Portfolio may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Portfolio may invest.  There is a risk that the sections of the market in which the Portfolio invests will begin to rise or fall rapidly and the Portfolio will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Portfolio's investment in fixed income securities will fall when interest rates rise.  The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Portfolio.

Limited History of Operations Risk - The Portfolio is a new mutual fund and has a limited history of operation.

Lower Quality Debt-Securities Risk - The Portfolio will invest a significant portion of its assets in securities rated below investment grade or "junk bonds."  Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a

4

company.  These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Portfolio's performance may vary significantly as a result.

Non-Diversification Risk - The Portfolio is non-diversified, which means it invests a high percentage of its assets in a limited number of securities.  A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses.  By investing in another investment company or ETF, the Portfolio becomes a shareholder thereof.  As a result, Portfolio shareholders indirectly bear the Portfolio's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Portfolio shareholders indirectly bear in connection with the Portfolio's own operations.  If the other investment company or ETF fails to achieve its investment objective, the value of the Portfolio's investment will decline, adversely affecting the Portfolio's performance.  In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.  Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Portfolio's holdings in those shares at the most optimal time, adversely affecting the Portfolio's performance.

Shorting Risk - Short positions are designed to profit from a decline in the price of particular securities, investments in securities or indices.  The Portfolio will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Portfolio that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Portfolio.  The Subadviser will aggressively change the Portfolio's investment portfolio in response to market conditions that are unpredictable and may expose the Portfolio to greater market risk than other mutual funds.  There is no assurance that the Subadviser's investment strategy will enable the Portfolio to achieve its investment objective.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling toll-free 1-[__]-[___]-[___].

5

Investment Adviser:  Advisors Preferred, LLC.

Subadviser:  Flexible Plan Investments, Ltd.

Subadviser Portfolio Managers:  Jerry C. Wagner, President of the Subadviser, and Dr. George Yang, Director of Research of the Subadviser, have served the Portfolio as its portfolio managers since it commenced operations in 2014.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on purchase and sale of shares.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute all realized income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

6

PORTFOLIO SUMMARY:  Quantified Market Leaders Portfolio

Investment Objective:  The Portfolio seeks high appreciation on an annual basis consistent with a high tolerance for risk.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses(1)	0.45%
Acquired Fund Fees and Expenses(2)	0.25%
Total Annual Portfolio Operating Expenses	1.95%

(1)

Other expenses are estimated for the Portfolio's current fiscal year. Includes up to 0.15% for sub-transfer agent and sub-accounting fees.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio and do not include the indirect costs of investing in other investment companies.  Acquired fund fees and expenses are estimated for the Portfolio's current fiscal year.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.

Principal Investment Strategies:  The Portfolio's investment adviser, Advisors Preferred, LLC (the "Adviser"), delegates execution of the Portfolio's investment

7

strategy to the subadviser, Flexible Plan Investments, Ltd. ("FPI" or the "Subadviser").  The Portfolio is aggressively managed by the Subadviser.  The Portfolio will typically invest primarily in equity (common and preferred stocks) or investment grade fixed income securities either directly through individual stocks and American Depositary Receipts (a security that trades in the US financial markets representing a security of a non-US company) ("ADRs") or indirectly through exchange-traded funds ("ETFs") and other investment companies.  The Portfolio invests in fixed-income securities without any restriction on maturity.  Investments in ETFs and other investment companies may provide the Portfolio exposure to equity, income, sectors, domestic and international positions (including emerging markets), including positions relating to companies with small (less than $2 billion) and/or medium ($2 to $5 billion) market capitalization.  The Portfolio also may invest in futures contracts, forward contracts, options and swap agreements, as well as take short positions with up to 80% of its assets in equity securities, futures contracts, forward contracts, options and swap agreements.  The Portfolio is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  The Portfolio employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser defines a market leader as an asset class (measured by reference to an ETF that is both representative of the asset class) with the highest price momentum (such as mid-cap equity compared to all equities) and has the highest price momentum, when compared to other ETFs in its asset class.  In managing the Portfolio's assets, the Subadviser employs a dynamic asset allocation strategy.  The Subadviser analyzes the overall investment opportunities of various market indexes to determine how to position the Portfolio's investment portfolio.  The Subadviser evaluates and ranks the short-term total return performance of each market index and usually invests the Portfolio's assets in the top-performing equity securities within the top-ranked market indexes in accordance with Subadviser and third party algorithms.  The Subadviser may evaluate all indexes and individual equity securities as often as daily based on rankings but it may reallocate less often in order to minimize the impact and costs associated with trading.  The Subadviser's ranking strategy attempts to respond to both the performance of each equity security, as well as the performance of the market indices.

The Subadviser typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Portfolio.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or data related to accounting periods, tax events and other calendar-related events.  The Subadviser also uses these proprietary and third party analysis models to implement its dynamic asset allocation strategy which, at any time for defensive purposes, may result in a large portion or all of the Portfolio's assets invested,

8

directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  The Portfolio is not intended to be a complete investment program.  Many factors affect the Portfolio's net asset value and performance.

Active and Frequent Trading Risk – The Portfolio may engage in active and frequent trading, leading to increased portfolio turnover, and higher transaction costs.

Aggressive Investment Techniques Risk - The Portfolio uses investment techniques that may be considered aggressive.  Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Portfolio may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions.  For example, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swap agreements also may be considered to be illiquid.  In addition, the Portfolio may enter into swap agreements that involve a limited number of counterparties, which may increase the Portfolio's exposure to counterparty credit risk.  The Portfolio does not specifically limit its counterparty risk with respect to any single counterparty.  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Portfolio and, as a result, the Portfolio may not be able to achieve its investment objective.

Credit Risk - The Portfolio could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal.  The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments.  Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Portfolio performance.

Depositary Receipt Risk - To the extent the Portfolio invests in stocks of foreign corporations, the Portfolio's investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs.  While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the

9

underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk - The Portfolio uses investment techniques, including investments in futures contracts, forward contracts, options and swaps, which may be considered aggressive.  Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Portfolio.  The use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid.  The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.  In addition, the Portfolio's investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts.  There may be an imperfect correlation between the changes in market value of the securities held by the Portfolio and the prices of futures contracts.  There may not be a liquid secondary market for the futures contracts.  Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk.  If the Portfolio uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Portfolio's investment return, or create a loss.

Options.  There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements.  Interest rate swaps are subject to interest rate and credit risk.  Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which the Portfolio invests will cause NAV of the Portfolio to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities.  As a result, the Portfolio's returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in

10

the U.S., and there may be less public information available about foreign companies.  These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Portfolio may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Portfolio may invest.  There is a risk that the sections of the market in which the Portfolio invests will begin to rise or fall rapidly and the Portfolio will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Portfolio's investment in fixed income securities will fall when interest rates rise.  The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Portfolio.

Limited History of Operations Risk -  The Portfolio is a new mutual fund and has a limited history of operation for investors to evaluate.

Non-Diversification Risk – The Portfolio is non-diversified, which means it invests a high percentage of its assets in a limited number of securities.  A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses.  By investing in another investment company or ETF, the Portfolio becomes a shareholder thereof.  As a result, Portfolio shareholders indirectly bear the Portfolio's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Portfolio shareholders indirectly bear in connection with the Portfolio's own operations.  If the other investment company or ETF fails to achieve its investment objective, the value of the Portfolio's investment will decline, adversely affecting the Portfolio's performance.  In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.  Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Portfolio's holdings in those shares at the most optimal time, adversely affecting the Portfolio's performance.

Shorting Risk - Short positions are designed to profit from a decline in the price of particular securities, investments of securities or indices.  The Portfolio will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk - Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility

11

of greater price volatility than investing in larger capitalization and more-established companies.  Investments in mid-cap companies involve less risk than investing in small-cap companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Portfolio that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Portfolio.  The Subadviser will aggressively change the Portfolio's investment portfolio in response to market conditions that are unpredictable and may expose the Portfolio to greater market risk than other mutual funds.  There is no assurance that the Subadviser's investment strategy will enable the Portfolio to achieve its investment objective.  Determination of leadership status based on historical analysis may not be indicative of future results.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling toll-free 1-[__]-[___]-[___].

Investment Adviser:  Advisors Preferred, LLC.

Subadviser:  Flexible Plan Investments, Ltd.

Subadviser Portfolio Managers:  Jerry C. Wagner, President of the Subadviser, and Dr. George Yang, Director of Research of the Subadviser, have served the Portfolio as its portfolio managers since it commenced operations in 2014.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on purchase and sale of shares.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute all realized income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition,

12

distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

13

PORTFOLIO SUMMARY:  Quantified Alternative Investment Portfolio

Investment Objective:  The Portfolio seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(1)	0.40%
Other Expenses(2)	0.45%
Acquired Fund Fees and Expenses(3)	0.75%
Total Annual Portfolio Operating Expenses	2.35%

(1)

The Portfolio's 12b-1 fees are 0.50%, but are limited to 0.40% for the Portfolio's first year of operations.

(2)

Other expenses are estimated for the Portfolio's current fiscal year. Includes up to 0.15% for sub-transfer agent and sub-accounting fees.

(3)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio and do not include the indirect costs of investing in other investment companies.  Acquired fund fees and expenses are estimated for the Portfolio's current fiscal year.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.

14

Principal Investment Strategies:  The Portfolio's investment adviser, Advisors Preferred, LLC (the "Adviser"), delegates execution of the Portfolio's investment strategy to the subadviser, Flexible Plan Investments, Ltd. ("FPI" or the "Subadviser").  The Portfolio is aggressively managed by the Subadviser.  The Portfolio will primarily invest indirectly in alternative investments by using exchange-traded funds ("ETFs"), open-end mutual funds and other investment companies.  The Subadviser defines "Alternative Investment" as any security or instrument that it expects to have returns with a low or negative correlation with the S&P 500® Index.  Furthermore, the term "Alternative Investment" in the Portfolio's name also refers to the non-traditional types of equity (common and preferred stocks) and debt securities in which the Portfolio may invest and to which the Portfolio may gain exposure through investments in ETFs, open-end mutual funds and other investment companies.  The Portfolio invests in fixed-income securities without any restriction on maturity.  The alternative investments provide the Portfolio exposure to dynamic market strategies, which utilize U.S. and foreign dividend-paying equities or interest bearing fixed income securities having a low or negative correlation with the S&P 500® Index, including U.S. dollar-denominated corporate obligations, mortgage and asset-backed securities, commodities, currencies and foreign (including emerging markets) and domestic securities.  The Portfolio also may invest in futures contracts, forward contracts, options and swap agreements, and may take short positions with up to 80% of its assets in income generating equity or alternative securities, futures contracts, forward contracts, options and swap agreements relating thereto.  The Portfolio may gain exposure without limitation to junk bonds, including bonds in the lowest credit rating category.  The Portfolio is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  The Portfolio employs an aggressive management strategy that typically results in high portfolio turnover.  As part of its principal investment strategy and for temporary defensive purposes, the Portfolio may invest significantly in cash and/or cash equivalents.

In managing the Portfolio's assets, the Subadviser employs a dynamic asset allocation strategy.  The Subadviser analyzes the overall investment opportunities of various alternative securities and market sectors to determine how to position the Portfolio's investment portfolio.  The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser's proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Portfolio.  The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and

15

other calendar-related events.  The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, at any time, may result in a large portion or all of the Portfolio's assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  The Portfolio is not intended to be a complete investment program.  Many factors affect the Portfolio's net asset value and performance.

Active and Frequent Trading Risk – The Portfolio may engage in active and frequent trading, leading to increased portfolio turnover, and higher transaction costs.

Aggressive Investment Techniques Risk - The Portfolio uses investment techniques that may be considered aggressive.  Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities.  The value of the Portfolio's asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Commodity Risk - The investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses.  The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Counterparty Risk - The Portfolio may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions.  For example, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swap agreements also may be considered to be illiquid.  In addition, the Portfolio may enter into swap agreements

16

that involve a limited number of counterparties, which may increase the Portfolio's exposure to counterparty credit risk.  The Portfolio does not specifically limit its counterparty risk with respect to any single counterparty.  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Portfolio and, as a result, the Portfolio may not be able to achieve its investment objective.

Credit Risk - The Portfolio could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal.  The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments.   Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Portfolio performance.

Derivatives Risk - The Portfolio uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive.  Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Portfolio.  The use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid.  The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.  In addition, the Portfolio's investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts.  There may be an imperfect correlation between the changes in market value of the securities held by the Portfolio and the prices of futures contracts.  There may not be a liquid secondary market for the futures contracts.  Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk.  If the Portfolio uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Portfolio's investment return, or create a loss.

Options.  There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements.  Interest rate swaps are subject to interest rate and credit risk.  Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations

17

in the value of equity securities in which the Portfolio invests will cause NAV of the Portfolio to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities.  As a result, the Portfolio's returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.  These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Portfolio may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Portfolio may invest.  There is a risk that the sections of the market in which the Portfolio invests will begin to rise or fall rapidly and the Portfolio will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Portfolio's investment in fixed income securities will fall when interest rates rise.  The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Portfolio.

Limited History of Operations Risk - The Portfolio is a new mutual fund and has a limited history of operation.

Lower Quality Debt-Securities Risk - The Portfolio will invest a significant portion of its assets in securities rated below investment grade or "junk bonds."  Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company.  These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Portfolio's performance may vary significantly as a result.

Non-Diversification Risk – The Portfolio is non-diversified, which means it invests a high percentage of its assets in a limited number of securities.  A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Prepayment Risk and Mortgage-Backed Securities Risk - Many types of debt securities, including mortgage securities, are subject to prepayment risk.  Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity.  Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.  As a result, the

18

Portfolio may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses.  By investing in another investment company or ETF, the Portfolio becomes a shareholder thereof.  As a result, Portfolio shareholders indirectly bear the Portfolio's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Portfolio shareholders indirectly bear in connection with the Portfolio's own operations.  If the other investment company or ETF fails to achieve its investment objective, the value of the Portfolio's investment will decline, adversely affecting the Portfolio's performance.  In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.  Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Portfolio's holdings in those shares at the most optimal time, adversely affecting the Portfolio's performance.

Shorting Risk - Short positions are designed to profit from a decline in the price of particular securities, investments of securities or indices.  The Portfolio will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Portfolio that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Portfolio.  The Subadviser will aggressively change the Portfolio's investment portfolio in response to market conditions that are unpredictable and may expose the Portfolio to greater market risk than other mutual funds.  There is no assurance that the Subadviser's investment strategy will enable the Portfolio to achieve its investment objective.  Determination of alternative status based on historical analysis may not be indicative of future results.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling toll-free 1-[__]-[___]-[___].

Investment Adviser:  Advisors Preferred, LLC.

Subadviser:  Flexible Plan Investments, Ltd.

Subadviser Portfolio Managers:  Jerry C. Wagner, President of the Subadviser, and Dr. George Yang, Director of Research of the Subadviser, have served the Portfolio as its portfolio managers since it commenced operations in 2014.

19

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on purchase and sale of shares.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute all realized income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

General Information about the Portfolios, Adviser and Subadviser.

This Prospectus describes the Portfolios, each a series of Advisors Preferred Trust, a Delaware statutory trust (the "Trust").  Advisors Preferred, LLC serves as each Portfolio's investment adviser and Flexible Plan Investments, Ltd. serves as subadviser.  The Portfolios are generally intended to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies (each a "Participating Insurance Company").

The Portfolios' administrator (Gemini Fund Services, LLC) has received an exemptive order from the SEC ("Exemptive Order") that permits the Portfolios, to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment.  These arrangements may present certain conflicts of interest due to differences in tax treatment and other considerations

20

such that the interests of various variable contract owners participating in a portfolio and the interests of pension and retirement plans investing in a portfolio may conflict.  For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken.  It is possible that a difference may arise among the interests of the holders of different types of contracts—for example, if applicable state insurance law or contract owner instructions prevent a Participating Insurance Company from continuing to invest in a portfolio following a change in the portfolio's investment policies, or if different tax laws apply to flexible premium variable life insurance contracts and variable annuities.  The Trust's Board of Trustees (the "Board") and each Participating Insurance Company will attempt to monitor events to prevent such differences from arising.  As a condition of the Exemptive Order, the Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts.  If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of the portfolios.  This might force a portfolio, such as each Portfolio, to sell its securities at disadvantageous prices which could cause a decrease in the portfolio's NAV.  The Trust and the adviser may apply for a substantially similar exemptive order from the SEC.  However, there can be no assurance such an exemptive order would be granted.

Individual variable annuity contract holders and flexible premium variable life insurance policyholders are not "shareholders" of the Portfolios.  The Participating Insurance Company and its separate accounts are the shareholders or investors, although such company will pass through voting rights to its variable annuity contract or flexible premium variable life insurance policyholders.  Shares of the Portfolios are not offered directly to the general public.

The Adviser and Subadviser, under the supervision of the Board of Trustees, are responsible for constructing and monitoring each Portfolio's investments to be consistent with the investment objective and principal investment strategies of the Portfolio.  Each Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities and derivatives consistent with its investment objective and style.  The potential risks and returns of the Portfolios vary with the degree to which a Portfolio invests in a particular market segment and/or asset class.

INVESTMENT OBJECTIVES

Portfolio	Investment Objective
Quantified Managed Bond	The Portfolio seeks high total return from fixed income investments on an annual basis consistent with a high tolerance for risk.
Quantified Market Leaders	The Portfolio seeks high appreciation on an annual basis consistent with a high tolerance for risk.

21

Quantified Alternative Investment	The Portfolio seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk.

Each Portfolio's investment objective is a non-fundamental policy and may be changed without shareholder approval by the Portfolios' Board of Trustees upon 60 days written notice to shareholders.  The 80% investment policy of the Quantified Managed Bond Portfolio is also a non-fundamental policy and may be changed without shareholder approval by the Portfolios' Board of Trustees upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Quantified Managed Bond Portfolio

The Quantified Managed Bond Portfolio is aggressively managed by the Subadviser.  The Portfolio will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities (bonds) indirectly through securities that invest in or are a derivative of fixed-income securities, primarily exchange-traded funds ("ETFs"), and other closed-end and open-end investment companies (collectively "fixed-income securities") and futures contracts, forward contracts, options and swaps.  To a limited extent, the Portfolio may invest directly in fixed-income securities.  The underlying fixed-income securities in which the Portfolio seeks to gain exposure include:

- U.S. Treasury bonds and notes;

- U.S. government-sponsored enterprises, such as Fannie Mae© and Freddie Mac©;

- U.S. dollar-denominated corporate obligations;

- Mortgage and asset-backed securities;

- Corporate bonds and notes and asset-backed securities;

- Zero coupon bonds;

- Commercial paper and other money market instruments;

- Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries; and

- High-yield ("junk") bonds.

The Portfolio is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Subadviser analyzes the overall investment opportunities of various fixed-income securities and market sectors to determine how to position the Portfolio's investment

22

portfolio.  The Subadviser may position the Portfolio's investment portfolio to seek exposure to a variety of credit categories, which could range from government securities to junk bonds.  The Portfolio is not limited in its exposure to junk bonds, which may include bonds in the lowest credit rating category.  In addition, the Portfolio invests in fixed-income securities without any restriction on maturity.  The Subadviser also may invest up to 80% of the Portfolio's assets in short positions in fixed-income securities and derivatives.

In managing the Portfolio's assets, the Subadviser employs a dynamic asset allocation strategy.  The Subadviser analyzes the overall investment opportunities of various fixed-income investments and market sectors to determine how to position the Portfolio's portfolio.  The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser's proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Portfolio.  The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events.

The Subadviser also will create and rank an investment representing cash and/or cash equivalents ("cash investment").  As part of its principal investment strategy the Subadviser may invest in short-term and ultra-short-term bond ETFs.  For temporary defensive purposes, the Subadviser may invest the Portfolio's assets in cash or cash equivalents.  As a result, up to 100% of the Portfolio's assets may be invested in cash or cash equivalents at any given time for temporary defensive purposes.  To earn income on available cash, a large portion or all of the assets of the Portfolio may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.  As a result of investing in cash and cash equivalents, the Portfolio may not achieve its investment objective.

Quantified Market Leaders Portfolio

The Portfolio is aggressively managed by the Subadviser.  The Portfolio will typically invest primarily in equity (common and preferred stocks) or fixed income securities either directly through individual stocks and American Depositary Receipts (a security that trades in the US financial markets representing a security of a non-US company) ("ADRs") or indirectly through exchange-traded funds ("ETFs") and other investment

23

companies.  Investments in ETFs and other investment companies may provide the Portfolio exposure to equity, income, sectors, domestic and international positions, including positions relating to companies with small (less than $2 billion) and/or medium ($2 to $5 billion) market capitalization.  The Portfolio also may invest in futures contracts, forward contracts, options and swap agreements, as well as take short positions with up to 80% of its assets in equity securities, futures contracts, forward contracts, options and swap agreements.  The Portfolio is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  The Portfolio employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser defines a market leader as an asset class (measured by reference to an ETF that is both representative of the asset class) with the highest price momentum (such as mid-cap equity compared to all equities) and has the highest price momentum, when compared to other ETFs in its asset class.  In managing the Portfolio's assets, the Subadviser employs a dynamic asset allocation strategy.  The Subadviser analyzes the overall investment opportunities of various market indexes to determine how to position the Portfolio's investment portfolio.  The Subadviser evaluates and ranks the short-term total return performance of each market index and usually invests the Portfolio's assets in the top-performing equity securities within the top-ranked market indexes in accordance with Subadviser and third party algorithms.  The Subadviser may evaluate all indexes and individual equity securities as often as daily based on rankings but it may reallocate less often in order to minimize the impact and costs associated with trading.  The Subadviser's ranking strategy attempts to respond to both the performance of each equity security, as well as the performance of the market indices.

The Subadviser typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Portfolio.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or data related to accounting periods, tax events and other calendar-related events.  The Subadviser also uses these proprietary and third party analysis models to implement its dynamic asset allocation strategy which, at any time for defensive purposes, may result in a large portion or all of the Portfolio's assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

Quantified Alternative Investment Portfolio

The Quantified Alternative Investment Portfolio is aggressively managed by the Subadviser.  The Portfolio will invest primarily in securities, including dividend-paying equities or interest bearing fixed income securities, having a low or negative correlation with the S&P 500® Index (collectively, "alternative securities") or indirectly through

24

securities that invest in or are a derivative of alternative securities.  The term "Alternative Investment" in the Portfolio's name refers to the non-traditional types of equity (common and preferred stocks) and debt securities in which the Portfolio may invest and to which the Portfolio may gain exposure through investments in ETFs, open-end mutual funds and other investment companies.  The Portfolio also may invest in futures contracts, forward contracts, options and swaps.  The underlying alternative securities in which the Portfolio seeks to gain exposure include:

- U.S. Treasury bonds and notes;

- U.S. government-sponsored enterprises, such as Fannie Mae© and Freddie Mac©;

- U.S. dollar-denominated corporate obligations;

- Mortgage and asset-backed securities;

- Corporate bonds and notes and asset-backed securities;

- Zero coupon bonds;

- Commercial paper and other money market instruments;

- Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries;

- Dividend paying stocks; and

- High-yield ("junk") bonds.

In addition, alternative securities include common stocks, ETFs, UITs and open-end and closed-end investment companies.  Investments in ETFs, UITs and investment companies may include those investing (passively or actively) in equity, income, sectors, domestic, international, currency, inverse and/or leveraged positions and alternative investments, including non-principal positions relating to companies with small (less than $2 billion) or medium ($2 to $5 billion) market capitalization.

The Alternative Investment Portfolio is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

In managing the Portfolio's assets, the Subadviser employs a dynamic asset allocation strategy.  The Subadviser analyzes the overall investment opportunities of various alternative securities and market sectors to determine how to position the Portfolio's investment portfolio.  The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser's proprietary algorithms.

25

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Portfolio.  The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events.  The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, at any time, may result in a large portion or all of the Portfolio's assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

PRINCIPAL INVESTMENT RISKS

An investment in any of the Portfolios entails risk.  Each of the Portfolios could lose money, or their performance could trail that of other investment alternatives.  Neither the Adviser nor Subadviser can guarantee that the Portfolios will achieve their objectives.  In addition, the Portfolios present some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Portfolios.  The table below provides additional information regarding the risks of investing in the Portfolios.  Following the table, each risk is explained.

	Quantified Managed Bond Portfolio	Quantified Market Leaders Portfolio	Quantified Alterative Investment Portfolio
Active and Frequent Trading Risk	X	X	X
Aggressive Investment Techniques Risk	X	X	X
Asset-Backed Securities Risk			X
Commodity Risks			X
Counterparty Risk	X	X	X
Credit Risk	X	X	X
Depositary Receipt Risk		X
Derivatives Risk	X	X	X
Equity Securities Risk		X	X
Foreign Securities Risk	X	X	X
Holding Cash Risk	X	X	X
Interest Rate Risk	X	X	X
Limited History of Operations Risk	X	X	X
Lower-Quality Debt Securities Risk	X		X
Non-Diversification Risk	X	X	X
Prepayment Risk and Mortgage-Backed Securities Risk			X

26

Risks of Investing in Other Investment Companies (including ETFs)	X	X	X
Shorting Risk	X	X	X
Small- and Mid-Capitalization Companies Risk		X
Subadviser’s Investment Strategy Risk	X	X	X

Active and Frequent Trading Risk

Each Portfolio may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs.

Aggressive Investment Techniques Risk

The Portfolios use investment techniques that may be considered aggressive.  Risks associated derivative instruments such as swap agreements and options on securities, securities indices and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities.  The value of a Portfolio's asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Commodity Risk

The investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses.  The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Counterparty Risk

The Portfolios may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  Such financial instruments may include swap agreements.  The Portfolios will use short-term counterparty agreements to exchange the returns (or differentials in rates of return)

27

earned or realized in particular predetermined investments or instruments.  The Portfolios will not enter into any agreement involving a counterparty unless the Subadviser believes that the other party to the transaction is creditworthy.  The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions.  For example, the Portfolios bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  In addition, the Portfolios may enter into swap agreements with a limited number of counterparties, and certain of the Portfolios may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase a Portfolio's exposure to counterparty credit risk.  The Portfolios do not specifically limit its counterparty risk with respect to any single counterparty.  Swap agreements also may be considered to be illiquid.  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Portfolios and, as a result, the Portfolios may not be able to achieve their investment objectives.

Credit Risk

A Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.  A Portfolio could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing.  Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Portfolio performance.  Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Depositary Receipt Risk

To the extent a Portfolio invests in stocks of foreign corporations, the Portfolio's investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs.  While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Depositary receipts may be purchased through "sponsored" or "unsponsored" facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

28

Portfolio investments in depositary receipts, which include ADRs, are deemed to be investments in foreign securities for purposes of a Portfolio's investment strategy.

Derivatives Risk

The Portfolios use investment techniques, including investments in futures contracts, forward contracts, options and swaps, that attempt to track the price movement of underlying securities or indices, which may be considered aggressive.  Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Portfolios and may involve a small investment of cash relative to the magnitude of the risk assumed.  The use of derivatives may currently expose the Portfolios to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid.  The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.  The derivatives that the Portfolios may invest in include:

• Futures.  A futures contact is a contract to purchase or sell a particular security, or the cash value of an index, at a specified future date at a price agreed upon when the contract is made.  Under such contracts, no delivery of the actual securities is required.  Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of a security or index at expiration, net of the variation margin that was previously paid.

• Forward Contracts. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date.  A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

• Options.  An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency.

• Options on Futures Contracts.  An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures

29

contract in the case of a put option, at a fixed exercise price to a stated expiration date.  Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

• Swap Agreements.  In an interest rate swap, a Portfolio and another party exchange the right to receive interest payments on a security or other reference rate.  The terms of the instrument are generally negotiated by a Portfolio and its swap counterparty.  In a total return swap, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time.  The underlying asset might be a security or investment of securities or a non-asset reference such as a securities index.  In return, the other party would make periodic payments based on a fixed or variable interest rate or on a total return from a different underlying asset or non-asset reference. Swap agreements are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk for the swaps themselves.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which a Portfolio invests will cause the NAV of the Portfolio to fluctuate.

Foreign Securities Risk

Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities.  As a result, a Portfolio's returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.  The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.  These risks are more pronounced in emerging market countries.  Additionally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable.  Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default.  Investments in emerging market countries may be affected by government policies that restrict foreign investment in certain issuers or industries.  The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

30

Holding Cash Risk

A part of each Portfolio's strategy is to hold cash positions when the market is not producing returns greater than the short-term cash investments in which a Portfolio may invest.  This usually occurs when broad markets are declining rapidly.  The purpose of this strategy is to protect principal in falling markets.  There is a risk that the sections of the market in which the Portfolio invests will begin to rise or fall rapidly and that a Portfolio will not be able to sell stocks quickly enough to avoid losses, or to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates.  In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall.  Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.  In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.  In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.  The impact of an interest rate changes may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates.  For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities.

Limited History of Operations Risk

Each Portfolio is a new mutual fund and has a limited history of operation.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the Adviser's or Subadviser's management of individual and institutional accounts.

Lower-Quality Debt Security Risk

Certain Portfolios will invest a significant portion of their assets in securities rated below investment grade or "junk bonds."  Investments in junk bonds are considered speculative and generally involve significantly greater risks of loss of your money than an investment in investment grade bonds.  Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.  Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations.  Issuers of lower-rated securities also have a greater risk of default or bankruptcy.  High-yield securities may be less liquid than higher quality investments.  A security whose credit rating has been lowered may be particularly difficult to sell.

31

Non-Diversification Risk

A non-diversified fund invests a high percentage of its assets in a limited number of securities.  A non-diversified fund's NAV and total return may fluctuate more or fall further in times of weaker markets than a diversified mutual fund.

Prepayment Risk and Mortgage-Backed Securities Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk.  Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity.  Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.  As a result, a Portfolio may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses.  By investing in another investment company or ETF, the Portfolio becomes a shareholder thereof.  As a result, Portfolio shareholders indirectly bear the Portfolio's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Portfolio shareholders indirectly bear in connection with the Portfolio's own operations.  If the other investment company or ETF fails to achieve its investment objective, the value of the Portfolio's investment will decline, adversely affecting the Portfolio's performance.  In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Portfolio.  Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate a Portfolio's holdings in those shares at the most optimal time, adversely affecting the Portfolio's performance.

Shorting Risk

A Portfolio may, from time to time, engage in short sales designed to earn the Portfolio a profit from the decline in the price of particular securities, investments of securities or indices.  Short sales are transactions in which a Portfolio borrows securities from a broker and sells the borrowed securities.  The Portfolio is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  If the market price of the underlying security goes down between the time the Portfolio sells the security and buys it back, the Portfolio will realize a gain on the transaction.  Conversely, if the underlying security goes up in price during the period,

32

the Portfolio will realize a loss on the transaction.  Any such loss is increased by the amount of premium or interest the Portfolio must pay to the lender of the security.  Likewise, any gain will be decreased by the amount of premium or interest the Portfolio must pay to the lender of the security.  The Portfolio's investment performance may also suffer if the Portfolio is required to close out a short position earlier than it had intended.  This would occur if the securities lender required the Portfolio to deliver the securities the Portfolio borrowed at the commencement of the short sale and the Portfolio was unable to borrow the securities from another securities lender or otherwise obtain the security by other means.  In addition, a Portfolio may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Portfolio's open short positions.  As the holder of a short position, a Portfolio also is responsible for paying the dividends and interest accruing on the short position, which is an expense to the Portfolio that could cause the Portfolio to lose money on the short sale and may adversely affect its performance.

Small and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies.  Investments in mid-cap companies involve less risk than investing in small-cap companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser's Investment Strategy Risk

While the Subadviser seeks to take advantage of investment opportunities for a Portfolio that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit a Portfolio.  The Subadviser will aggressively change a Portfolio's portfolio in response to market conditions that are unpredictable and may expose a Portfolio to greater market risk than other mutual funds.  Determination of leadership or alternative status based on historical analysis may not be indicative of future results.  There is no assurance that the Subadviser's investment strategy will enable a Portfolio to achieve its investment objectives.

Liquidity Program:  Each Portfolio may participate in the ReFlow Fund, LLC ("ReFlow") liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase a Portfolio's shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day.  Following purchases of a Portfolio's shares, ReFlow then generally redeems those shares when the Portfolio experiences net sales, at the end of

33

a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow's discretion.  While ReFlow holds a Portfolio's shares, it will have the same rights and privileges with respect to those shares as any other shareholder.  ReFlow will periodically redeem its entire share position in the Portfolio and request that such redemption be met in kind in accordance with the Portfolio's redemption in kind policies described under "HOW TO REDEEM SHARES" below.  For use of the ReFlow service, the relevant Portfolio pays a fee to ReFlow each time it purchases Portfolio shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds.  The minimum fee rate is 0.25% of the value of a Portfolio's shares purchased by ReFlow although the Portfolio may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Portfolio shareholders.  ReFlow's purchases of a Portfolio's shares through the liquidity program are made on an investment-blind basis without regard to the Portfolio's objective, policies or anticipated performance.  ReFlow purchases will not be subject to any investment minimum applicable to such shares.  Investments in a Portfolio by ReFlow in connection with the ReFlow liquidity program are not subject to the market timing limitation described in "FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES" below.  The Adviser and Subadviser believe that the program assists in stabilizing a Portfolio's net assets to the benefit of the Portfolio and its shareholders.  To the extent a Portfolio's net assets do not decline, the Adviser and Subadviser may also benefit.

Temporary Investments:  To respond to adverse market, economic, political or other conditions, each Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  Each Portfolio may be invested in these instruments for extended periods, depending on the Subadviser's assessment of market conditions.  These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements.  While a Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market funds' advisory and operational fees.  Each Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure:  A description of each Portfolio's policies regarding the release of Portfolio holdings information is available in the Portfolios' Statement of Additional Information.  Shareholders may request Portfolio holdings schedules at no charge by calling toll-free 1-855-64-QUANT (1-855-647-8268).

MANAGEMENT

Investment Adviser:  Advisors Preferred LLC, 1445 Research Blvd., Suite 530, Rockville, MD  20850, serves as investment adviser to the Portfolios.  Subject to the authority of the Board of Trustees, the Adviser is responsible for management of each

34

Portfolio's investments directly or through the Subadviser.  The Adviser is responsible for assuring each Portfolio's investments are selected according to the Portfolio's investment objective, policies and restrictions.  The Adviser was formed in 2011 and provides investment advisory services to mutual funds.  As of ____, 2014 it had approximately $[535] million in assets under management.  Pursuant to an advisory agreement between the Portfolios and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of each Portfolio's average daily net assets.

Subadviser:  Flexible Plan Investments, Ltd.  ("FPI") is located at 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302.  FPI was founded in Bloomfield Hills, Michigan in 1981 by its President, Jerry C. Wagner.  FPI provides investment management services to individuals, pension and profit plans and non-profit organizations. It is expected that the assets in the Portfolios will come, in part, from individuals with whom FPI has a contractual relationship pursuant to which FPI provides investment management and other services for a fee.  As of ______, 2014 it had approximately $[1.5] billion in assets under management.  Pursuant to a sub-advisory agreement between the Adviser and the Subadviser, the Subadviser is entitled to receive from the Adviser (not the Portfolios), a monthly fee equal to the annual rate of 0.50% of the Portfolios' daily average net assets up to $300 million, 0.525% for the next $100 million of net assets and 0.55% for additional net assets.  This fee schedule will apply, at least in part, in the aggregate to the Portfolios and future funds in the fund family that are sub-advised by FPI.  In addition to the sub-advisory fee, FPI may receive Distribution and Shareholder Servicing Fees for distribution-related activities and for providing certain services to clients of FPI who are shareholders in the Portfolios.  FPI reduces any amount due FPI under contractual relationships with its clients by any amounts received from a Portfolio after payment of any third party fees associated with its services to the Portfolio.

A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement and sub-advisory agreement will be available in the Portfolios' semi-annual shareholder report for the period ended June 30, 2014.

Subadviser Portfolio Managers: Jerry C. Wagner has served as President, Director and sole shareholder of FPI since its organization in 1981.  Dr. George Yang has served FPI as Director of Research since July 2008.  Dr. Yang joined FPI following a 10-year engineering career developing quantitative and analytical methods in the automotive industry.  Dr. Yang holds an MBA from the University of Michigan, a Ph.D. from Cornell University and a Bachelor of Science from the University of Science and Technology of China.  He has been a member of the Global Association of Risk Professionals (GARP) since 2006.  Dr. Yang was a winner of the Henry Ford Technology Award from Ford Motor Company in 1999.  He is also the holder of the Chartered Financial Analyst (CFA) designation as well as the Financial Risk Manager (FRM) designation from the Global Association of Risk Professional and the Accredited Investment Fiduciary (AIF).

35

The Portfolios' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed and ownership of shares of the Portfolio.

HOW SHARES ARE PRICED

The net asset value ("NAV") of each share is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  Purchases and redemptions of Portfolio shares are made at NAV.  NAV is computed by determining the aggregate market value of all assets of the Portfolio, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV takes into account the expenses and fees of the Portfolio, including management, administration, and distribution fees, which are accrued daily.  The determination of NAV for a share for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio.  Each Participating Insurance Company, or qualified pension or retirement plan or agent, or its authorized designee must receive applications for the purchase of shares, as well as all requests for the redemption of shares before 4:00 p.m. to assure ample time to transmit to a Portfolio prior to NAV pricing.

Generally, a Portfolio's securities are valued each day at the last quoted sales price on each security's primary exchange as of 4:00 p.m.  Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange as of 4:00 p.m. or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange as of 4:00 p.m.  Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ price as of 4:00 p.m.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, a Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available.

Each Portfolio may use independent pricing services to assist in calculating the value of the Portfolio's securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Portfolio.  Because a Portfolio may invest in portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Portfolio does not price their shares, the value of some of the Portfolio's investment portfolio of securities may change on days when you may not be able to buy or sell Portfolio shares.  In computing the NAV, a

36

Portfolio values any foreign securities held by the Portfolio at the latest closing price on the exchange on which they are traded immediately prior to 4:00 p.m.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in a Portfolio's investment portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Portfolio prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before a Portfolio calculates its NAV, the Adviser may need to price the security using the Portfolio's fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Portfolio's investment portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio's NAV by short-term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Portfolio's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each mutual fund's net asset value is calculated based upon reference to the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE AND REDEEM SHARES

This Prospectus describes shares offered by the Portfolios.  As described earlier in this Prospectus, shares of the Portfolios are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts will not own shares of a Portfolio directly.  Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts.  All investments in the Portfolios are credited to the shareholder's account in the form of full or fractional shares of the Portfolio.  The Portfolios do not issue share certificates.  Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract.  Redemptions are processed on any day on which a Portfolio is open for business.  Please refer to your insurance contract prospectus or retirement plan documents for additional information.

When Order is Processed

Shares of the Portfolios are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales

37

and other charges may apply to the policies or annuity contracts.  These charges are described in the applicable product prospectus.  Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the participating life insurance company, or qualified pension or retirement plan, in good order.  All requests received in good order by a Participating Insurance Company, or qualified pension or retirement plan or agent, or its authorized designee before 4:00 p.m. Eastern Time on each day the NYSE is open will be executed on that same day.  Requests received after 4:00 p.m., or on any day the NYSE is closed, will be processed on the next business day.  The Participating Insurance Company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and funds to the Portfolios.

The USA PATRIOT Act requires financial institutions, including the Portfolios, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address.  This information will assist them in verifying your identity.  As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

TAX CONSEQUENCES

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code").  As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts.  Taxable income consists generally of net investment income, and any capital gains.  It is each Portfolio's intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolios are offered to the separate accounts of the participating life insurance companies and their affiliates.  Separate accounts are insurance company separate accounts that fund the annuity contracts.  Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts.  In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as a Portfolio, must meet certain diversification requirements.  If a Portfolio does not meet such requirements, income

38

allocable to the contracts would be taxable currently to the holders of such contracts.  The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each Portfolio.  Each Portfolio intends to comply with the diversification requirements.  These requirements are in addition to the diversification requirements imposed on the Portfolios by Subchapter M and the Investment Company Act of 1940.  The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a Portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable.  See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The preceding is only a summary of some of the important federal income tax considerations generally affecting the Portfolios and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts or other shareholders on an annual basis and will be automatically reinvested in the respective Portfolio shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash.  Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

39

FREQUENT PURCHASES AND REDEMPTION OF PORTFOLIO SHARES

Each Portfolio discourages and does not accommodate market timing.  Frequent trading into and out of a Portfolio can harm all Portfolio shareholders by disrupting the Portfolio's investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.  If a Portfolio invests in ETFs that hold foreign securities, it is at greater risk of market timing because the underlying ETF holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges.  Each Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities.  Accordingly, the Portfolios' Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

Each Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities.  Neither the Portfolios nor the Adviser, nor Subadviser, will be liable for any losses resulting from rejected purchase or exchange orders.  The Adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the Portfolios.

Because purchase and sale transactions are submitted to each Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, or other shareholder, a Portfolio is not able to identify market timing transactions by individual variable insurance contract or plan participant.  Short of rejecting all transactions made by a separate account, a Portfolio lacks the ability to reject individual short-term trading transactions.  A Portfolio, therefore, has to rely upon the insurance company or other shareholder to police restrictions in the variable insurance contracts or according to the insurance company's administrative policies, or such shareholder's plan documents.  Each Portfolio has entered into an information sharing agreement with the insurance company or other shareholders that use the Portfolio as an underlying investment vehicle for its separate accounts.  Under this agreement, the insurance company or other shareholder is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to the Portfolio; (ii) furnish the Portfolio, upon its request, with information regarding contract or policyholder trading activities in shares of the Portfolio; and (iii) enforce its market timing policy with respect to contract, policyholders or plan participants identified by the Portfolio as having engaged in market timing.

Each Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company or plan to determine whether or not short-term trading is involved.  When information regarding transactions in a Portfolio's shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an "indirect

40

intermediary"), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policyholder or any other persons.  Each Portfolio will seek to apply these policies as uniformly as practicable.  It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that a Portfolio will be able to do so.  In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner.  Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options.  The terms of these contracts, the presence of financial intermediaries (including the insurance company) between the Portfolios and the contract and policyholders and other factors such as state insurance laws may limit each Portfolio's ability to deter market timing.  Multiple tiers of such financial intermediaries may further compound a Portfolio's difficulty in deterring such market timing activities.  Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

DISTRIBUTION OF SHARES

Distributor:  Ceros Financial Services, Inc.("Ceros"), 1445 Research Blvd., Suite 530, Rockville, MD  20850, is the distributor for the shares of the Portfolios.  Ceros is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Ceros and the Adviser are affiliates because the Adviser is wholly-owned by Ceros and they are under common control.  Shares of the Portfolios are offered on a continuous basis.

Distribution Fees:  Each Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 (each a "Plan") under the 1940 Act with respect to the sale and distribution of shares of the Portfolio.  Shareholders pay annual 12b-1 expenses of up to 0.50%.  However, 12b-1 expenses are limited to 0.35% for the Quantified Managed Bond Portfolio and 0.40% for the Quantified Alternative Investment Portfolio for the first year of each Portfolio's operations.  A portion of the fee payable pursuant to the Plans, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2830 of the FINRA Conduct Rules.  A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolios' distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of Portfolio shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In

41

addition, the distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Because 12b-1 fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  You should be aware that if you hold your for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries:  The Portfolios' distributor, its affiliates, and the Portfolios' Adviser and/or Subadviser may, at their own expense and out of their own assets including their legitimate Portfolio-related profits, provide additional cash payments to financial intermediaries who sell shares of the Portfolios.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of Portfolios on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders.  The distributor may, from time to time, provide promotional incentives to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding:  To reduce expenses, the Portfolios mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call the Portfolios at 1-[__]-[__]-[___] on days the Portfolios are open for business or contact your financial institution.  The Portfolios will begin sending you individual copies 30 days after receiving your request.

VOTING AND MEETINGS

The Participating Insurance Company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders.  The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal).  To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible

42

that a small number of variable insurance contract owners would be able to determine the outcome of a matter.  Shareholders shall be entitled to one vote for each share held.

The Portfolios do not hold annual meetings of shareholders but may hold special meetings.  Special meetings are held, for example, to elect or remove Trustees, change a Portfolio's fundamental investment policies, or approve an investment advisory contract.  Unless required otherwise by applicable laws, one-third of the outstanding shares constitute a quorum (or one-third of a Portfolio or class if the matter relates only to the Portfolio or class).

FINANCIAL HIGHLIGHTS

Because the Portfolios have only recently commenced investment operations, no financial highlights are available for the Portfolios at this time.  In the future, financial highlights will be presented in this section of the Prospectus.

43

Revised 09/2012

PRIVACY NOTICE
FACTS		WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Who we are

44

Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Advisors Preferred Trust doesn't jointly market.

45

Quantified Managed Bond Portfolio
Quantified Market Leaders Portfolio

Quantified Alternative Investment Portfolio

Adviser	Advisors Preferred LLC 1445 Research Blvd., Suite 530 Rockville, MD 20850	Distributor	Ceros Financial Services, Inc. 1445 Research Blvd., Suite 530 Rockville, MD 20850
Subadviser	Flexible Plan Investments, Ltd. 3883 Telegraph Road, Suite 100 Bloomfield Hills, MI 48302	Legal Counsel	Thompson Hine LLP 41 South High Street, 17th Floor Columbus, OH 43215
Independent Registered Public Accountant	Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115	Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130
Custodian	U.S. Bank N.A. 425 Walnut Street Cincinnati, OH 45202

Additional information about the Portfolios is included in the Portfolios' Statement of Additional Information dated April [_], 2014 (the "SAI").  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about each Portfolio's policies and management.  Additional information about each Portfolio's investments will also be available in the Portfolio's Annual and Semi-Annual Reports to Shareholders.  In a Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or other information about the Portfolios, or to make shareholder inquiries about the Portfolios, please call 1-[___]-[___]-[____] or visit www.advisorspreferred.com.  You may also write to:

Regular Mail Quantified Managed Bond Portfolio Quantified Market Leaders Portfolio Quantified Alternative Investment Portfolio c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154-1150

Express/Overnight Mail

Quantified Managed Bond Portfolio
Quantified Market Leaders Portfolio
Quantified Alternative Investment Portfolio

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska  68130

You may review and obtain copies of the Portfolios' information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22756

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Quantified Managed Bond Portfolio
Quantified Market Leaders Portfolio

Quantified Alternative Investment Portfolio

EACH A SERIES OF ADVISORS PREFERRED TRUST

STATEMENT OF ADDITIONAL INFORMATION

April [_], 2014

This Statement of Additional Information ("SAI") is not a prospectus.  It should be read in conjunction with the Prospectus for the Quantified Managed Bond Portfolio, Quantified Market Leaders Portfolio, and Quantified Alternative Investment Portfolio (each a "Portfolio" and together the "Portfolios") dated April [_], 2014.  The Portfolios' Prospectus dated April [_], 2014 is incorporated herein by reference into this SAI (i.e., legally made a part of this SAI).  Copies may be obtained without charge by contacting the Portfolios' Transfer Agent, Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska  68130 or by calling toll-free 1-[___]-[___]-[____].  You may also obtain a Prospectus by visiting the website at www.advisorspreferred.com.

Independent Registered Public Accounting Firm	53
Legal Counsel	53
Brokerage Allocation and Other Practices	53
Disclosure of Portfolio Holdings	55
Anti-Money Laundering Program	56
Purchase, Redemption and Pricing of Shares	57
Frequent Purchase and Redemption of Portfolio Shares	59
Redemption In Kind	60
Tax Status	61
Proxy Voting Policies and Procedures	67
Financial Statements	68
Adviser's Proxy Voting Policies and Procedures	A-1

DESCRIPTION OF THE TRUST AND PORTFOLIOS

The Quantified Managed Bond Portfolio, Quantified Market Leaders Portfolio, and Quantified Alternative Investment Portfolio are each a non-diversified series of Advisors Preferred Trust (the "Trust").  The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated August 15, 2012 (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Portfolios are the ninth, tenth, and eleventh series currently authorized by the Trustees.  The investment adviser to the Portfolios is Advisors Preferred LLC (the "Adviser").  The investment subadviser to the Portfolios is Flexible Plan Investments, Ltd. (the "Subadviser").

The Portfolios do not issue share certificates.  All shares are held in non-certificated form registered on the books of a Portfolio and the transfer agent for the account of the shareholder.  Each Portfolio may issue an unlimited number of shares of beneficial interest.  All shares of a Portfolio have equal rights and privileges.  Each share of a Portfolio is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of a Portfolio is entitled to participate equally with other shares (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of each Portfolio are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of a Portfolio have equal voting rights and liquidation rights.  The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected.  All shares of a Portfolio are subject to involuntary redemption if the Trustees determine to liquidate the Portfolio.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Portfolios, see "How to Purchase Shares" and "How to Redeem Shares" in the Prospectus.  For a description of the methods used to determine the share price and value of each Portfolio's assets, see "How to Purchase Shares" and "How Shares are Priced" in the Prospectus and "Pricing of Shares" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS' INVESTMENTS AND RISKS

Investment Strategies and Risks

All principal investment strategies and risks are discussed in the Prospectus.  This section contains a more detailed discussion of some of the investments the Portfolios may make and some of the techniques the Portfolios may use, as described in the Risk/Return Summary in the Prospectus.  Additional non-principal strategies and risks also are discussed here.  For convenience, in the following section, the Portfolios may be referred to in the singular although the disclosure refers to the Portfolios generally.

Asset-Backed Securities and Collateralized Debt Obligations

The Portfolio may invest in asset-backed securities and collateralized debt obligations ("CDOs").  Asset-backed securities and CDOs are created by the grouping of certain governmental, government related and private loans, receivables and other non-mortgage lender assets/collateral into pools.  A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities.  Interests in these pools are sold as individual securities.  Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination.  Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics.  Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates.  Different tranches of securities will bear different interest rates, which may be fixed or floating.

Investors in asset-backed securities and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk.  If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches.  Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA and the latter receiving ratings of B to BBB.  The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranch is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, asset-backed securities and CDOs can be subject to higher prepayment risks than most other types of debt instruments.  Prepayments may result in a capital loss to the Portfolio to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Portfolio, which would be taxed as ordinary income when distributed to the shareholders.

The credit characteristics of asset-backed securities and CDOs also differ in a number of respects from those of traditional debt securities.  The credit quality of most asset-backed securities and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Brady Bonds

Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989 and do not have a long payment history.  In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative.  Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady bonds.

Certificates of Deposit and Bankers' Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Closed-End Investment Companies

The Portfolio may invest in closed-end investment companies.  Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolio), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Portfolio generally will purchase shares of closed-end funds only in the secondary market. The Portfolio will incur normal brokerage costs on such purchases similar to the expenses the Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. The Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser or Subadviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Portfolio will ever decrease. In fact, it is possible that this fund discount may increase and the Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Portfolio's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Commercial Paper

The Portfolio may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance current operations.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Corporate Debt

Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper).  The Portfolio considers corporate debt securities to be of investment grade quality if they are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") (Baa3 or higher) or Standard & Poor's Ratings Group ("S&P") (BBB- or higher), or, if unrated, determined by the Subadviser to be of comparable quality.  Investment grade debt securities generally have adequate to strong protection of principal and interest payments.  In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.  The Portfolio may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser or Subadviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer's ability to meet interest and principal payments, resulting in a loss to the Portfolio.  The Portfolio's investments in debt instruments may be in the form of a zero coupon bond or other original issue discount ("OID") instruments.  The following risks are created by investing in OID instruments.

a)

The higher interest rates of OID instruments reflect the payment deferral and credit risk associated with them.  Investors in the Portfolio share the risks and rewards of OID and market discount.  These risks, however, are not shared by the Adviser and Subadviser, who in the case of payment-in-kind ("PIK") loans, collect higher asset-based fees with no deferral of cash payments and no repayment obligation to the Portfolio if any of these loans are uncollectible.

b)

OID instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.

c)

OID instruments generally represent a significantly higher credit risk than coupon loans.

d)

OID income received by the Portfolio may create uncertainty about the source of the Portfolio's cash distributions.  For accounting purposes, any cash distributions to shareholders representing OID or market discount income are not treated as coming from paid-in capital, even though the cash to pay them comes from the offering proceeds.  Thus, although a distribution of OID or market discount interest comes from the cash invested by shareholders, Section 19(a) of the 1940 Act does not require that shareholders be given notice of this fact by reporting it as a return of capital.

e)

In the case of PIK debt, the deferral of PIK interest has the simultaneous effects of increasing the assets under management and increasing the management fee at a compounding rate.  In addition, the deferral of PIK interest also reduces the loan-to-value ratio at a compounding rate.

Depositary Receipts

Sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR.  Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company.  Many of the risks described below regarding foreign securities apply to investments in ADRs.

Emerging Markets Securities

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility, (iii) restrictions on foreign investment, and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of the Portfolio.

Additional risks of emerging markets securities may include (i) greater social, economic and political uncertainty and instability, (ii) more substantial governmental involvement in the economy, (iii) less governmental supervision and regulation, (iv) the unavailability of currency hedging technique, (v) companies that are newly organized and small, (vi) differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Securities

Equity securities consist of common stock, convertible preferred stock, preferred stock, rights and warrants.  Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.  Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser or Subadviser.  As a result, the return and net asset value of the Portfolio will fluctuate.  Securities in the Portfolio's investment portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.  Although profits in some Portfolio holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Exchange-Traded Funds

The Portfolio may invest in a range of exchange-traded funds ("ETFs").  ETFs may include, but are not limited to, Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS,SM  Nasdaq-100 Index Tracking Stock ("QQQs"), iShares, HOLDRs, Fidelity Select Funds, Select Sector SPDRs, Fortune e-50 and Fortune 50.  Additionally, the Portfolio may invest in new exchange traded shares as they become available.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price IndexTM ("S&P 500 Index").  SPDRs trade on the American Stock Exchange ("AMEX") under the symbol SPY.  The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY.  DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow.  The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index.  The DIAMONDS Trust's shares trade on the AMEX under the symbol DIA.  QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasdaq 100 Index by holding shares of all the companies on the Index.  Shares trade on the AMEX under the symbol QQQ.  The iShares are managed by Barclays Global Investors, N.A. ("Barclays").  They track 80 different indexes, including sector/industry indexes (such as the S&P Financial Sector Index), bond indexes (such as the Barclay's Capital U.S. Aggregate Index and the Barclay's Capital 1-3 Year Treasury Bond Index) and international indexes (such as the S&P Europe 500 Index). Each iShares international ETF represents a broad portfolio of publicly-traded stocks in a selected country.  Each iShares international ETF seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International ("MSCI") Index.  Barclays, the sole U.S. provider of fixed income ETFs, offers six iShares fixed income ETFs that track a particular Barclay's Capital bond index.  ETFs (both stock and fixed income) are subject to all of the common stock risks, and the international iShares are subject to all of the foreign securities risks described above.  Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investments in investment companies, see "Investments in Other Investment Companies" below.

When the Portfolio invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Portfolio invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Portfolio's share price may fluctuate more widely than the value of shares of a mutual Portfolio that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Portfolio may be more heavily invested will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  A Portfolio may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if a Portfolio's manager believes it is in the Portfolio's interest to do so.  A Portfolio's ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by a Portfolio in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolio intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Portfolio believes that, in the event of the termination of an underlying ETF the Portfolio will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent the Portfolio invests in a sector product, the Portfolio will be subject to the risks associated with that sector.

Foreign Securities

Purchases of foreign equity securities entail certain risks.  For example, there may be less information publicly-available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities.  U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. The Portfolio and Underlying Funds (as defined below) may invest in futures contracts only to the extent it could invest in the underlying instrument directly.

Generally, the Portfolio uses futures as a substitute for an underlying or reference asset or index. The Portfolio may at times engage in futures transactions for hedging purposes.  This means that a purpose in entering into futures contracts is to protect the Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security or reference asset or index. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if the Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If the Portfolio owns Treasury bonds and the portfolio managers expect interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Portfolio selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of the Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

Risk Factors in Futures Transactions

Liquidity Risk.  Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its futures positions also could be impaired.

Risk of Loss.  Although the Portfolio may believe that the use of such contracts will benefit the Portfolio, the Portfolio's overall performance could be worse than if the Portfolio had not entered into futures contracts if the Adviser's or Subadviser's investment judgment proves incorrect. For example, if the Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Portfolio will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

Correlation Risk.  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Portfolio will not match exactly the Portfolio's current or potential investments. The Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities, which involves a risk that the futures position will not correlate precisely with the performance of the Portfolio's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio's other investments.

Margin Requirements

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

•

Are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded; and

•

Are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Trust's custodian.

SEC Segregation Requirements

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where the Portfolio has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Portfolio, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts.

Liquidity Impact of Margin and SEC Segregation Requirements

Although the Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

Forward Contracts

The Portfolio may use forward contracts to achieve substantially similar strategies as those executed using futures contracts.  A forward contract is an obligation to purchase or sell an asset at a future date at a price agreed upon by the parties. The Portfolio may either accept or make delivery of the asset at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Portfolio may engage in forward contracts for hedging or investment purposes.  Forward contracts are not traded on regulated exchanges and incur the risk of default by the counter party to the transaction.

Foreign Currency Transactions

The Portfolio may enter into foreign currency futures contracts and forward currency contracts. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency, at a future date at a price set at the time of the contract. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date at a price agreed upon by the parties. The Portfolio may either accept or make delivery of the currency at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Portfolio will engage in foreign currency futures contracts and forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates or as an investment strategy.  Forward currency contracts are not traded on regulated commodities exchanges.  A Portfolio entering into a forward currency contract incurs the risk of default by the counter party to the transaction.

There can be no assurance that a liquid market will exist when the Portfolio seeks to close out a foreign currency futures or forward currency position, in which case the Portfolio might not be able to effect a closing purchase transaction at any particular time. While these contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Although the Portfolio values assets daily in U.S. dollars, it does not intend to physically convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Options on Foreign Currencies

The Portfolio may invest in call and put options on domestic and foreign securities and foreign currencies. The Portfolio may purchase and write call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Portfolio may be denominated, or as an investment strategy.  A call option on a foreign currency gives the purchaser the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

The Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency, during the period the Portfolio holds the foreign security, or between the day the foreign security is purchased or sold and the date on which payment therefore is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should increase relative to the U.S. dollar. The Portfolio will purchase options on foreign currencies for hedging purposes and may also speculate in options on foreign currencies. The Portfolio may invest in options on foreign currencies which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

An option position on a foreign currency may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Portfolio will typically purchase exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If the Portfolio cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of the underlying assets.

Swap Agreements

The Portfolio may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Portfolio calculate the obligations of the parties to the agreement on a "net basis."  Consequently, the Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian.  The Portfolio will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Portfolio's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Portfolio's illiquid investment limitations.  The Portfolio will not enter into any swap agreement unless the Adviser or Subadviser believes that the other party to the transaction is creditworthy.  The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

The Portfolio may enter into a swap agreement in circumstances where the Adviser or Subadviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index.  The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counter-party will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  The Portfolio will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to the Portfolio on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.

High Yield Securities

The Portfolio may invest in high yield securities as a non-principal strategy.  High yield, high risk bonds are securities that are generally rated below investment grade by the rating agencies (e.g., BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss.  These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Portfolio would experience a decrease in income and a decline in the market value of its investments. An Underlying Fund also may incur additional expenses in seeking recovery from the issuer.

Sensitivity to Interest Rate and Economic Changes.  The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties.  It is often more difficult to value lower-rated securities than higher-rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower-rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower-rated securities, valuation of such investments is much more dependent on judgment than is the case with higher-rated securities.

Liquidity.  There may be no established secondary or public market for investments in lower-rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, an Underlying Fund that invests in lower-rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.

Credit Quality.  Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation.  Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high-yield, high-risk bonds. New legislation, if enacted, could have a material negative effect on an Underlying Fund's investments in lower-rated securities.

High-yield, high-risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.

These are bonds commonly sold without registration under the Securities Act of 1933, as amended ("1933 Act"), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less-developed countries ("LDCs").

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Illiquid and Restricted Securities

The Portfolio may invest up to 15% of its net assets in illiquid securities, including limited partnerships. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers).  Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  Foreign securities that are freely-tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Portfolio might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Portfolio might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc. ("FINRA").

Under guidelines adopted by the Trust's Board, the Portfolio's Adviser or Subadviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser or Subadviser will consider, as it deems appropriate under the circumstances and among other factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security; (iii) the number of other potential purchasers of the security; (iv) dealer undertakings to make a market in the security; (v) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (vi) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser or Subadviser will also determine that the paper (a) is not traded flat or in default as to principal and interest, and (b) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations ("NRSRO") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser or Subadviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser or Subadviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Portfolio's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Indexed Securities

The Portfolio may purchase indexed securities consistent with its investment objectives.  Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators.  Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the U.S. and abroad.  Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.  Indexed securities may be more volatile than the underlying instruments.  Certain indexed securities that are not traded on an established market may be deemed illiquid.

Insured Bank Obligations

The Portfolio may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Portfolio may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank, if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Investment Company Securities

The Portfolio may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act, and the Portfolio's investment objectives.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Portfolio becomes a shareholder of that investment company.  As a result, the Portfolio's shareholders indirectly will bear the Portfolio's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Portfolio's shareholders directly bear in connection with the Portfolio's own operations.

Generally, under Section 12(d)(1) of the 1940 Act, the Portfolio may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the "3% Limitation") or invest more than 10% of its total assets in the securities of other investment companies.  However, Section 12(d)(1)(F) of the 1940 Act allows the Portfolio to exceed the 5% limitation and the 10% limitation described above.  Section 12(d)(1)(F) of the 1940 Act, provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Portfolio and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Portfolio pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Portfolio (or the Adviser or Subadviser acting on behalf of the Portfolio) must comply with the following voting restrictions:  when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.  Because other investment companies employ an investment adviser, such investments by the Portfolio may cause shareholders to bear duplicate fees.

While the Portfolio is subject to the 3% Limitation with respect to ETFs as described above, an ETF may have received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Portfolio's purchase of that ETF's shares, provided the ETF and the Portfolio take appropriate steps to comply with any conditions in such an SEC exemptive order.

Lending Portfolio Securities

For the purpose of achieving income, the Portfolio may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Portfolio may at any time call the loan and obtain the return of securities loaned, (3) the Portfolio will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Portfolio.

Mortgage-Backed Securities

The Portfolio may invest in mortgage-backed securities.  Mortgage-backed securities represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators.  Traditionally, residential mortgage-backed securities have been issued by governmental agencies such as the Ginnie Mae, Fannie Mae and Freddie Mac.  The Portfolio does not intend to invest in commercial mortgage-backed securities.  Non-governmental entities that have issued or sponsored residential mortgage-backed securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.

While residential loans do not typically have prepayment penalties or restrictions, they are often structured so that subordinated classes may be locked out of prepayments for a period of time.  However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected.  The types of residential mortgage-backed securities in which the Portfolio may invest may include the following:

Guaranteed Mortgage Pass-Through Securities.  The Portfolio may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by the U.S. government and guaranteed, to the extent provided in such securities, by the U.S. government or one of its agencies or instrumentalities.  Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates.  Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.  The guaranteed mortgage pass-through securities in which the Portfolio will invest are those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.

Private Mortgage Pass-Through Securities.  Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.  Private Pass-Throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans.

Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, such securities generally are structured with one or more types of credit enhancement.

Collateralized Mortgage Obligations.  CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities.  Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or Private Pass-Throughs (such collateral collectively hereinafter referred to as "Mortgage Assets").

Multi-class pass-through securities are equity interests in a pool of Mortgage Assets.  Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.  Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the Portfolio to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities.  CMOs may be sponsored by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.  Under current law, every newly created CMO issuer must elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit.

In a CMO, a series of bonds or certificates is issued in multiple classes.  Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date.  Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates.  Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis.  The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways.  In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

The Portfolio may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs (PAC Bonds).  Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class.  These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its payments of a specified amount of principal on each payment date.

Ginnie Mae Certificates.  Ginnie Mae is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development.  The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans.  The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee.

The Ginnie Mae Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans:  (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes.  All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four family housing units.

Fannie Mae Certificates.  Fannie Mae is a federally-chartered and privately-owned corporation organized and existing under the Federal National Mortgage Association Charter Act.  Fannie Mae was originally established in 1938 as a U.S. government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder-owned and privately-managed corporation by legislation enacted in 1968.  Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending.  Fannie Mae acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae Certificate entitles the registered holder thereof to receive amounts representing such holder's pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan.  The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the U.S. government.  In order to meet its obligations under such guarantee, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types:  (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.  On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Freddie Mac Certificates.  Freddie Mac is a corporate instrumentality of the U.S. government created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act").  Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing.  The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received.  Freddie Mac also guarantees to each registered holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not generally guarantee the timely payment of scheduled principal.  Freddie Mac may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for acceleration of payment of principal.  The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.  The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four family residential properties or multifamily projects.  Each mortgage loan must meet the applicable standards set forth in the FHLMC Act.  A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

Federal Home Loan Bank Securities.  The Federal Home Loan Bank system ("FHLB") was created in 1932 pursuant to the Federal Home Loan Bank Act.  The FHLB was created to support residential mortgage lending and community investment. The FHLB consists of 12 member banks which are owned by over 8,000 member community financial institutions.  The FHLB provides liquidity for housing finance and community development by making direct loans to these community financial institutions, and through two FHLB mortgage programs, which help expand home ownership by giving lenders an alternative option for mortgage Portfolioing.  Each member financial institution (typically a bank or savings and loan) is a shareholder in one or more of 12 regional FHLB banks, which are privately capitalized, separate corporate entities. Federal oversight, in conjunction with normal bank regulation and shareholder vigilance, assures that the 12 regional Banks will remain conservatively managed and well capitalized. The FHLB banks are among the largest providers of mortgage credit in the U.S.

The FHLB is also one of the world's largest private issuers of fixed-income debt securities, and the Office of Finance serves as the FHLB's central debt issuance facility. Debt is issued in the global capital markets and the Portfolio is channeled to member financial institutions to Portfolio mortgages, community development, and affordable housing.

Securities issued by the FHLB are not obligations of the U.S. government and are not guaranteed by the U. S. government.  The FHLB may issue either bonds or discount notes. The securities, issued pursuant to the Act, are joint and several unsecured general obligations of the FHLB banks. The bonds or discount notes will not limit other indebtedness that the FHLB banks may incur and they will not contain any financial or similar restrictions on the FHLB banks or any restrictions on their ability to secure other indebtedness. Under the Federal Home Loan Bank Act, the FHLB banks may incur other indebtedness such as secured joint and several obligations of the FHLB banks and unsecured joint and several obligations of the FHL Banks, as well as obligations of individual FHLB banks (although current Federal Housing Finance Board rules prohibit their issuance).

Municipal Securities

The Portfolio may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Although the interest earned on many municipal securities is exempt from federal income tax, the Portfolio may invest in taxable municipal securities.

Municipal securities share the attributes of a debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Portfolio may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

Options

The Portfolio may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolio's investment portfolio and to generate income or gain for the Portfolio.  The ability of the Portfolio to successfully utilize options will depend on the Adviser's or Subadviser's ability to predict pertinent market movements, which cannot be assured.  The Portfolio will comply with applicable regulatory requirements when implementing these techniques and instruments.

The Portfolio may write (sell) covered call options and covered put options and purchase call and put options.  The purpose of engaging in options transactions is to reduce the effect of price fluctuations of the securities owned by the Portfolio (and involved in the options) on the Portfolio's net asset value per share and to generate additional revenues.

A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium.  A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period.  If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. The seller's obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option.  Call options on securities which the Portfolio sells (writes) will be covered or secured, which means that the Portfolio will own the underlying security or, to the extent it does not hold such a security, will maintain a segregated account with the Portfolio's custodian consisting of liquid debt obligations equal to the market value of the option, marked to market daily.  When the Portfolio writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price.  At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period.  Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller.  If such an option expires unexercised, the seller realizes a gain equal to the premium received.  Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period.  If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the seller.

When the Portfolio sells a covered put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period.  To cover a put option, the Portfolio deposits U.S. government securities (or other high-grade debt obligations) in a segregated account at its custodian.  The value of the deposited securities is equal to or greater than the exercise price of the underlying security. The value of the deposited securities is marked to market daily and, if necessary, additional assets are placed in the segregated account to maintain a value equal to or greater than the exercise price. The Portfolio maintains the segregated account so long as it is obligated as the seller. The obligation of the Portfolio is terminated when the purchaser exercises the put option, when the option expires or when a closing purchase transaction is effected by the Portfolio.  The Portfolio's gain on the sale of a put option is limited to the premium received plus interest earned on its segregated account. The Portfolio's potential loss on a put option is determined by taking into consideration the exercise price of the option, the market price of the underlying security when the put is exercised, the premium received and the interest earned on its segregated account. Although the Portfolio risks a substantial loss if the price of the security on which it has sold a put option drops suddenly, it can protect itself against serious loss by entering into a closing purchase transaction. The degree of loss will depend upon the Portfolio's ability to detect the movement in the security's price and to execute a closing transaction at the appropriate time.

The Portfolio will write options on such portion of its portfolio as management determines is appropriate in seeking to attain the Portfolio's objective.  The Portfolio will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Portfolio can effect a closing purchase transaction if it desires to close out its position.  Consistent with the investment policies of the Portfolio, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security.  Effecting a closing purchase transaction will permit the Portfolio to write another option on the underlying security with either a different exercise price or expiration date or both.

The Portfolio may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities.  The Portfolio may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. Upon the purchase of the securities, the Portfolio would normally terminate the call position.  The purchase of both put and call options involves the risk of loss of all or part of the premium paid.  If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, the Portfolio will experience a loss on the option contract equal to the deficiency.

Preferred Stock

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity.  The risks of preferred stocks are a lack of voting rights and the Adviser or Subadviser may incorrectly analyze the security, resulting in a loss to the Portfolio.  Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Portfolio.

Publicly Traded Partnerships

The Portfolio may invest in publicly traded partnerships ("PTPs").  PTPs are limited partnerships the interests in which (known as "units") are traded on public exchanges, just like corporate stock.  PTPs are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties).  Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships.  Publicly traded partnerships are also called master limited partnerships and public limited partnerships.  A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management.  When an investor buys units in a PTP, he or she becomes a limited partner.  PTPs are formed in several ways. A non-traded partnership may decide to go public.  Several non-traded partnerships may "roll up" into a single PTP.  A corporation may spin off a group of assets or part of its business into a PTP of which it is the general partner, either to realize what it believes to be the assets' full value or as an alternative to issuing debt.  A corporation may fully convert to a PTP, although since 1986 the tax consequences have made this an unappealing for a newly formed company may operate as a PTP from its inception.

There are different types of risks to investing in PTPs including regulatory risks and interest rate risks.  Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change PTP business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long.  In addition, PTP's which charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect a PTPs revenue stream negatively.  PTPs also carry some interest rate risks.  During increases in interest rates, PTPs may not produce decent returns to shareholders.

Income Trusts

The Portfolio may invest in income trusts which are investment trusts that hold assets that are income producing.  The income is passed on to the "unitholders."  Each income trust has an operating risk based on its underlying business.  The term may also be used to designate a legal entity, capital structure and ownership vehicle for certain assets or businesses.  Shares or "trust units" are traded on securities exchanges just like stocks.  Income is passed on to the investors, called unitholders, through monthly or quarterly distributions.  Historically, distributions have typically been higher than dividends on common stocks.  The unitholders are the beneficiaries of a trust, and their units represent their right to participate in the income and capital of the trust. Income trusts generally invest funds in assets that provide a return to the trust and its beneficiaries based on the cash flows of an underlying business.  This return is often achieved through the acquisition by the trust of equity and debt instruments, royalty interests or real properties. The trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.

Each income trust has an operating risk based on its underlying business; and, typically, the higher the yield, the higher the risk. They also have additional risk factors, including, but not limited to, poorer access to debt markets.  Similar to a dividend paying stock, income trusts do not guarantee minimum distributions or even return of capital.  If the business starts to lose money, the trust can reduce or even eliminate distributions; this is usually accompanied by sharp losses in a unit's market value.  Since the yield is one of the main attractions of income trusts, there is the risk that trust units will decline in value if interest rates offering in competing markets, such as in the cash/treasury market, increase.  Interest rate risk is also present within the trusts themselves because they hold very long term capital assets (e.g. pipelines, power plants, etc.), and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset, and the life of the financing associated with it.  In an increasing interest rate environment, not only does the attractiveness of trust distributions decrease, but quite possibly, the distributions may themselves decrease, leading to a double whammy of both declining yield and substantial loss of unitholder value.  Because most income is passed on to unitholders, rather than reinvested in the business, in some cases, a trust can become a wasting asset unless more equity is issued.  Because many income trusts pay out more than their net income, the unitholder equity (capital) may decline over time. To the extent that the value of the trust is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the value of the trusts.  Generally, income trusts also carry the same risks as dividend paying stocks that are traded on stock markets.

Real Estate Investment Trusts ("REITs")

The Portfolio may invest in equity interests or debt obligations issued by REITs.  REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Portfolio invests in addition to the expenses incurred directly by the Portfolio.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Internal Revenue Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

•

limited financial resources;

•

infrequent or limited trading;

•

more abrupt or erratic price movements than larger company securities; and

•

in addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Repurchase Agreements

The Portfolio may invest in fully collateralized repurchase agreements.  A repurchase agreement is a short-term investment in which the purchaser (i.e., the Portfolio) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase).  Any repurchase transaction in which the Portfolio engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, the Portfolio could experience both delays in liquidating the underlying security and losses in value.  However, the Portfolio intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser or Subadviser to be creditworthy.  The Adviser or Subadviser monitors the creditworthiness of the banks and securities dealers with which the Portfolio engages in repurchase transactions.  The Portfolio may not enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Reverse Repurchase Transactions

The Portfolio may enter into reverse repurchase transactions.  In a reverse repurchase transaction, the Portfolio concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price.  The repurchase price generally is equal to the original sales price plus interest.  The Portfolio retains record ownership of the securities and the right to receive interest and principal payments.  The Portfolio will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction.  Such transactions may increase fluctuations in the market value of Portfolio assets and may be viewed as a form of leverage.  Reverse purchase transactions also involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities.  In the event of bankruptcy or other default by the purchaser, the Portfolio could experience both delays in repurchasing the portfolio securities and losses.  The Portfolio will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser or Subadviser.

Reverse purchase transactions are considered by the SEC to be borrowings by the Portfolio under the 1940 Act.  At the time the Portfolio enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Portfolio's investment restrictions) having a value equal to the repurchase price (including accrued interest).  The Portfolio will monitor the account to ensure that the market value of the account equals the amount of the Portfolio's commitments to repurchase securities.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price.  Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser or Subadviser believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Adviser or Subadviser might miscalculate their value resulting in a loss to the Portfolio. Another risk is the underlying common stock may not reach the Adviser's or Subadviser's anticipated price within the life of the right.

Short Sales

The Portfolio may seek to realize additional gains or hedge investments by selling a security short.  A short sale is a transaction in which the Portfolio sells a security that it does not own in anticipation of a decline in the market price of the security.  To complete the short sale, the Portfolio must arrange through a broker to borrow the security in order to deliver it to the buyer.  The Portfolio is obligated to replace the borrowed security by purchasing it at a market price at or prior to the time it must be returned to the lender.  The price at which the Portfolio is required to replace the borrowed security may be more or less than the price at which the security was sold by the Portfolio.  Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest attributable to the borrowed security that may accrue during the period of the loan.  To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold.  Until the short position is closed out, the Portfolio also will incur transaction costs.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases.  The Portfolio will receive the net proceeds after it closes out the short position by replacing the borrowed security.  Until the Portfolio closes the short position, the Portfolio also must maintain a segregated account with its custodian consisting of cash or other liquid securities in an amount at least equal to (i) the current market value of the security sold short, (ii) less any collateral deposited with the broker (not including the proceeds of the short sale).  The assets in the segregated account are marked to market daily.  The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Portfolio's potential loss on a short sale, which is unlimited.

The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security.  The Portfolio will realize a gain if the price of the security declines between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividend, interest or expenses the Portfolio may be required to pay in connection with the short sale.  There can be no assurance that the Portfolio will be able to close out a short position at any particular time or at an acceptable price.

STRIPS

The Federal Reserve creates STRIPS  (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities.  To the extent the Portfolio purchases the principal portion of the STRIPS, the Portfolio will not receive regular interest payments.  Instead they are sold at a deep discount from their face value.  The Portfolio will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders.  Because no cash is received at the time such income is accrued, the Portfolio may be required to liquidate other Portfolio securities to satisfy its distribution obligations.  Because the principal portion of the STRIPS does not pay current income, its price can be very volatile when interest rates change.  In calculating its dividend, the Portfolio takes into account as income a portion of the difference between the principal portion of the STRIPS' purchase price and its face value.

Time Deposits and Variable Rate Notes

The Portfolio may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations which the Portfolio may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Portfolio as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Portfolio's Adviser or Subadviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Portfolio's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

U.S. Government Securities

The Portfolio may invest in U.S. government securities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities.  Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the agency that issued them, and not by the U.S. government.  Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (Fannie Mae) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

The Portfolio's investments in U.S. Government securities may include agency step-up obligations.  These obligations are structured with a coupon rate that "steps-up" periodically over the life of the obligation.  Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option.  Step-up obligations are designed for investors who are unwilling to invest in a long-term security in a low interest rate environment.  Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation.  However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate.  If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest.  As a result, these obligations may expose the Portfolio to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.

Underlying Funds

The Portfolio may invest a portion of its assets directly in corporations (including foreign corporations), limited partnerships and other pooled investment vehicles, including those commonly known as hedge funds (i.e.  investment vehicles that are excluded from the definition of investment company under Section 3(c)(1) or 3(c)(7) of the 1940 Act) ("Underlying Funds").  Hedge fund investments, if any, are limited to 10% of Fund assets.  Each Underlying Fund, or share class of the Underlying Fund, is managed by its own manager or trading adviser, pursuant to a proprietary strategy.  The Underlying Funds may use a form of leverage often referred to as "notional funding."  That is, the nominal trading level for an Underlying Fund will exceed its cash assets.  For example, if the Underlying Fund manager wants the Underlying Fund to trade a $200,000,000 portfolio (the "nominal trading level") the Underlying Fund's margin requirement may be $50,000,000.  The use of leverage will increase the volatility of an Underlying Fund's returns, including increasing losses.  In addition, the leverage may make the Underlying Funds subject to more frequent margin calls.  Being forced to raise cash at inopportune times to meet margin calls may prevent the Underlying Fund manager from making investments it considers optimal.  However, additional funds to meet margin calls are available only to the extent of the Underlying Fund's assets and not from the Subsidiary or the Portfolio.  Underlying Fund management fees may be based on the nominal trading level and not the cash assets of the Underlying Fund.  For illustration purposes only, assume an Underlying Fund has assets of $50 million.  The Underlying Fund is notionally funded and uses a nominal trading level of $200 million.  The Underlying Fund pays its manager an annual management fee of 1% of the nominal account size, or $2,000,000.  While the management fee represents 1% of the nominal account size ($200 million), the management fee represents 4% of the cash deposited ($50 million) in the Underlying Fund's trading account.  The Underlying Funds are typically offered privately and no public market for such securities will exist.

Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time.  The risk in investing in warrants is the Adviser or Subadviser might miscalculate their value, resulting in a loss to the Portfolio.  Another risk is the warrants will not realize their value because the underlying common stock does reach the Adviser's or Subadviser's anticipated price within the life of the warrant.

When-Issued, Forward Commitments and Delayed Settlements

The Portfolio may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Portfolio's custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Portfolio subsequently may be required to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Portfolio does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Portfolio will segregate liquid assets to satisfy its purchase commitments in the manner described, the Portfolio's liquidity and the ability of the Adviser or Subadviser to manage them may be affected in the event the Portfolio's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Portfolio will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss. When the Portfolio engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Regulation as a Commodity Pool Operator

The Adviser, with respect to the Portfolios, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and Rule 4.5 of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Fund's operations.  Accordingly, neither the Portfolio nor the Adviser is subject to registration or regulation as a commodity pool operator.

Portfolio Turnover

The Portfolio may sell a portfolio investment soon after its acquisition if the Adviser or Subadviser believes that such a disposition is consistent with attaining the investment objective of the Portfolio.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by the Portfolio and ultimately by its shareholders.  High portfolio turnover may result in the realization of substantial net capital gains.  To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.  The Portfolio's turnover is not expected to exceed 100%.

Investment Restrictions

Fundamental Investment Limitations.  The investment limitations described below have been adopted by the Trust with respect to the Portfolios and are fundamental ("Fundamental") (i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Portfolio).  As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of a Portfolio means the lesser of:  (1) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio is present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Portfolio. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental ("Non-Fundamental").

1.  Borrowing Money.  Each Portfolio will not borrow money, except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio's total assets at the time when the borrowing is made.  This limitation does not preclude a Portfolio from entering into reverse repurchase transactions, provided that the Portfolio has an asset coverage of 300% for all borrowings and repurchase commitments of the Portfolio pursuant to reverse repurchase transactions.

2.  Senior Securities.  Each Portfolio will not issue senior securities.  This limitation is not applicable to activities that may be deemed to be similar to the issuance or sale of a senior security by a Portfolio, provided that the Portfolio's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.  Underwriting.  Each Portfolio will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Portfolio may be deemed an underwriter under certain federal securities laws.

4.  Real Estate.  Each Portfolio will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.  Commodities.  Each Portfolio will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Portfolio from purchasing or selling options, futures or forward contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans.  Each Portfolio will not make loans to other persons, except:  (a) by loaning portfolio securities (limited at any given time to no more than one-third of the Portfolio's total assets); (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities.  For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration.  Each Portfolio will not invest 25% or more of its total assets in a particular industry or group of industries and the Portfolio will not invest 25% or more of its total assets in any investment company that concentrates.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental.  The following limitations have been adopted by the Trust with respect to the Portfolio and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

1.  Pledging.  Each Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.  Borrowing.  Each Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

3.  Margin Purchases.  Each Portfolio will not purchase securities or evidences of interest thereon on "margin."  This limitation is not applicable to short-term credit obtained by a Portfolio for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

4.  Illiquid Investments.  Each Portfolio will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.  However, if more than 15% of Portfolio net assets are illiquid, the Portfolio's Adviser or Subadviser will reduce illiquid assets such that they do not represent more than 15% of Portfolio assets, subject to timing and other considerations which are in the best interests of the Portfolio and its shareholders.

5.  80% Investment Policy.  The Quantified Managed Bond Portfolio has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in bond securities, as defined in the then current Prospectus.  Shareholders of the Portfolio will be provided with at least 60 days prior notice of any change in this policy.  The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type:  "Important Notice Regarding Change in Investment Policy."  The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

MANAGEMENT OF THE PORTFOLIO

The Board of Trustees supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of the date of this SAI, the Portfolios are the nine, ninth and eleventh series in the "Fund Complex."  The Board will generally meet four times a year to review the progress and status of the Portfolios.

Board Leadership Structure

The Trust is led by Catherine Ayers-Rigsby, who has served as the Chairman of the Board and President since November 2012.  Ms. Ayers-Rigsby is an interested person of the Trust under the 1940 Act by virtue of her status as an interested person (officer) of the Trust's investment adviser and its principal underwriter.  The Board of Trustees is comprised of two interested person Trustees ("Interested Trustees") and three independent Trustees, those who are not interested persons of the Trust under the 1940 Act ("Independent Trustees").  The Independent Trustees have not selected a Lead Independent Trustee.  Additionally, because certain 1940 Act governance guidelines may apply to the Trust from time to time, the Independent Trustees will meet in executive session, at least quarterly.  Under the Trust's Agreement and Declaration of Trust and By-Laws, the Chairman of the Board, in her capacity as a Trustee and officer is generally responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  Generally, the Trust believes it best to have an executive Chairman of the Board, who also serves as President (principal executive officer) and who is seen by our shareholders, business partners and other stakeholders as providing strong leadership.  The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Portfolio and each shareholder because of the Board's collective business acumen and strong understanding of the regulatory framework under which investment companies must operate.

Board Risk Oversight

The Board of Trustees is comprised of two Interested Trustees and three Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.  Ms. Ayers-Rigsby has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate.  Mr. Brian S. Humphrey has over a decade of business experience in the financial services technology industry and brokerage business and is familiar with the regulatory framework and restrictions under which a Portfolio must operate.  Mr. Felix Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate.  Ms. Janet P. Ailstock has over 20 years of business experience primarily focused on providing legal services to individuals and business entities and possesses a strong understanding of a variety of regulatory frameworks under which enterprises must operate.  Mr. Charles R. Ranson has over 20 years of business experience in the investment management, financial consulting, litigation support and brokerage business and possesses a strong understanding of the regulatory framework under which financial enterprises must operate.  The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act.

Name, Address [1] and Year of Birth	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Portfolio Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Last 5 Years
Charles R. Ranson Born: 1947	Trustee	Indefinite, November 2012 to present	President, Ranson & Associates (strategic planning, including capital formation and marketing, for start-up businesses and associations), 2003 – present.	[11]	None
Felix Rivera Born: 1963	Trustee	Indefinite, November 2012 to present	Managing Partner, Independent Channel Advisors, LLC (investment advisory consultancy), Jan. 2011 - present; Chief Operating Officer, Biondo Investment Advisors, LLC, Apr. 2004 - Dec. 2010.	[11]	None
Janet P. Ailstock Born: 1948	Trustee	Indefinite, November 2012 to present	Attorney, J. Parker Ailstock, P.A., 1998 - present.	[11]	None

1 Unless otherwise specified, the mailing address of each Trustee is c/o the Quantified Market Leaders Portfolio, 80 Arkay Dr., Hauppauge, NY  11788.

2 The "Fund Complex" consists of the series of the Trust.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address [1] and Age	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Portfolio Complex Overseen by Trustee	Other Directorships Held by Trustee During Last 5 Years

Catherine Ayers-Rigsby Born: 1948	Trustee, Chairman, President	Indefinite; November 2012 to present

CEO, Advisors Preferred, LLC (investment advisor), Apr. 2011 – present; CEO, Ceros Financial Services, Inc. (broker/dealer), Sept. 2009 – present; Managing Director, Rydex Financial Services, (broker/dealer) Mar. 2002 – Sept 2009.

				[11]	None
Brian S. Humphrey Born: 1972	Trustee	Indefinite; November 2012 to present	Sales Director, Ceros Financial Services, Inc. (broker/dealer), Jan. 2011 – present; VP Sales, TD Ameritrade, Inc. (broker/dealer), Feb. 2006 – Dec. 2010	[11]	None
Kevin E. Wolf Born: 1969	Treasurer	Indefinite; November 2012 to present	President, Gemini Portfolio Services, LLC (since 2012); Director of Portfolio Administration, Gemini Portfolio Services, LLC (2006 - 2012); Vice-President, GemCom, LLC (since 2004).	n/a	n/a
Richard Malinowski Born: 1983	Secretary	Indefinite; November 2012 to present	AVP, Legal Admin Gemini Portfolio Services, LLC, Sept. 2012 – present; Vice President and Manager, BNY Mellon Investment Servicing, Inc., May 2006 – Sept. 2012.	n/a	n/a

1 Unless otherwise specified, the address of each Trustee and officer is c/o the Quantified Market Leaders Portfolio, 80 Arkay Dr., Hauppauge, NY 11788.

The Trust's audit committee consists of Mr. Ranson, Mr. Rivera and Ms. Ailstock.  The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of the Portfolios, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of the Portfolios' financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between the Portfolios' independent auditors and the full Board of Trustees.  None of the audit committee members are "Interested" as defined in the 1940 Act.

The Trust does not have a nominating committee, but the Audit Committee will perform nominating committee functions, when and if needed.  The Trust does not intend to accept trustee nominations submitted by shareholders, except as may be required by law.  Presently, there is not a legal requirement to accept trustee nominations submitted by shareholders.

Compensation

Each Trustee who is not affiliated with the Trust, Adviser or Subadviser received $5,000 per year through June 30, 2013 and $10,000 per year after June 30, 2013.  The foregoing compensation will be paid in quarterly payments.

The "interested persons" who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation it is anticipated the Trustees will receive from the Trust for the Portfolios' first year. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex* Paid to Directors
Charles R. Ranson	$10,000	none	none	$10,000
Felix Rivera	$10,000	none	none	$10,000
Janet P. Ailstock	$10,000	none	none	$10,000
Catherine Ayres-Rigsby	none	none	none	none
Brian S. Humphrey	none	none	none	none

*The term "Fund Complex" refers to Advisors Preferred Trust and its series of funds and portfolios.

Trustee and Management Ownership

As of the date of this SAI, the Trustees owned the following amounts in the Portfolio and Fund Complex, respectively:

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Fund Complex
Charles R. Ranson	none	[__]
Felix Rivera	none	[__]
Janet P. Ailstock	none	[__]
Catherine Ayres-Rigsby	none	[__]
Brian S. Humphrey	none	[__]

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under the 1940 Act and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Portfolios, the Trust, Distributor, Adviser and the Subadviser have each adopted a Code of Ethics and procedures for implementing the provisions of their respective Code.  The personnel of the Trust, Adviser and the

Subadviser are permitted to purchase securities including those that may be purchased, held or sold by the Portfolios, subject to the Code of Ethics.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.  A shareholder who controls a Portfolio can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Portfolio's Fundamental policies or the terms of the management agreement with the Adviser or Subadviser.  As of the date of this SAI, the Portfolios had not commenced operations and no shares were outstanding and, therefore, no one is deemed to control a Portfolio.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Trustees selected Advisors Preferred LLC as the investment adviser to the Portfolios.  The Adviser is wholly-owned by Ceros Financial Services, Inc. which is wholly-owned by Ceros Holding AG, which is 95% owned by Copiaholding AG, which is wholly-owned by Franz Winklbauer.  Mr. Winklbauer is deemed to indirectly control the Adviser.

Subject to the supervision and direction of the Trustees, the Adviser manages the Portfolios' securities and investments (directly or through a subadviser or subadvisers) in accordance with each Portfolio's stated investment objectives and policies, makes investment decisions and places orders to purchase and sell securities on behalf of the Portfolios.  The fee paid to the Adviser is governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Portfolios, and the Adviser.  Pursuant to the Management Agreement, the Portfolios pay the Adviser, on a monthly basis, an annual advisory fee equivalent to 0.75% of the respective Portfolio's average daily net assets.

Under the Management Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Portfolios in accordance with applicable law and the investment objective, policies and restrictions set forth in each Portfolio's current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser.  The Adviser shall act as the investment adviser to the Portfolios and, as such shall, directly or through a subadviser, (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Portfolios in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Portfolios, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser and/or any subadviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser or Subadviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Portfolios with all necessary office facilities and personnel for servicing each Portfolio's investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Portfolios or the Adviser performing services relating to research, statistical and investment activities. The Management Agreement with respect to the Portfolios was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on [February 25], 2014.

The Management Agreement will continue in effect for two years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of a respective Portfolio. The Management Agreement may be terminated without penalty on 60 days written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Portfolio's outstanding shares. The Management Agreement shall terminate automatically in the event of its assignment.

Subadviser

The Trustees and Adviser have appointed Flexible Plan Investments, Ltd. ("FPI") as the investment subadviser to the Portfolios.  Jerry C. Wagner is the sole shareholder of the Subadviser and is deemed to control the Subadviser.

Subject to the supervision and direction of the Trustees and the Adviser, the Subadviser manages each Portfolio's securities and investments in accordance with each Portfolio's stated investment objectives and policies, makes investment decisions and places orders (via the Adviser) to purchase and sell securities on behalf of the Portfolios.  The fee paid to the Subadviser is governed by an investment sub-advisory management agreement ("Sub-Advisory Agreement") between the Adviser and Subadviser.  Pursuant to the Sub-Advisory Agreement between the Adviser and the Subadviser, the Subadviser is entitled to receive from the Adviser (not the Portfolios), a monthly fee equal to the annual rate of 0.50% of the Portfolios' daily average net assets up to $300 million, 0.525% for the next $100 million of net assets and 0.55% for additional net assets.  In addition to the sub-advisory fee, FPI may receive shareholder servicing fees for providing certain shareholder services to clients of FPI who are shareholders in the Portfolios.  FPI reduces any amount due FPI under contractual relationships with its clients by amounts received from a Portfolio.

The Sub-Advisory Agreement will continue in effect for two years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the relevant Portfolio. The Sub-Advisory Agreement may be terminated without penalty on 60 days written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Portfolio's outstanding shares. The Sub-Advisory Agreement shall terminate automatically in the event of its assignment.  The Sub-Advisory Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on [February 25], 2014.

Jerry C. Wagner, President, Director and sole shareholder of the Subadviser and Dr. George Yang, Director of Research of the Subadviser are the portfolio managers responsible for the day-to-day management of the Portfolios.  As of ______, 2014 they were responsible for the management of the following other types of accounts (other than the Portfolios):

Jerry C. Wagner Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	[_]	$[_]	[_]	$[_]
Other Pooled Investment Vehicles	[_]	$[_]	[_]	$[_]
Other Accounts	[_]	$[_]	[_]	$[_]

Dr. George Yang Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	[_]	$[_]	[_]	$[_]
Other Pooled Investment Vehicles	[_]	$[_]	[_]	$[_]
Other Accounts	[_]	$[_]	[_]	$[_]

Conflicts of Interest

As indicated in the table above, a portfolio manager may manage numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser or Subadviser may receive fees from certain accounts that are higher than the fee it receives from a Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over a Portfolio.  The Adviser and Subadviser have adopted policies and procedures designed to address these potential material conflicts.  For instance, the Adviser and Subadviser each utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Each portfolio manager's compensation is paid by FPI and not the Portfolios.  Their compensation primarily consists of a fixed base salary and a bonus.  The portfolio managers' fixed base salary is reviewed periodically and may be increased based on consideration of various factors including, but not limited to, each manager's experience, overall performance, and management responsibilities.  The amounts of Mr. Wagner's and Dr. Yang's bonus are presently determined at the discretion of FPI.  Along with all other employees of FPI, the co-portfolio managers may participate in the firm's retirement plan where FPI may make matching contributions up to a defined percentage of their salary. The portfolio managers' salary, bonus, and retirement plan benefits are not based presently on the performance of the Portfolios or the value of assets held in a Portfolio's investment portfolio.  Mr. Wagner also receives any profits of FPI.

Distributor

Ceros Financial Services, Inc., 1445 Research Blvd., Suite 530, Rockville, MD  20850 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust (the "Underwriting Agreement").  The Distributor and the Adviser are affiliates because the Adviser is wholly-owned by the Distributor and they are under common control.  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of FINRA. The offering of the Portfolio's shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Portfolio shares, will use its best efforts to distribute the Portfolio's shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.  The Underwriting Agreement may be terminated by a Portfolio at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Portfolio on 60 days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days written notice to the Portfolio. The Underwriting Agreement will automatically terminate in the event of its assignment.

Rule 12b-1 Plans

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each Portfolio's shares (each a "Plan") pursuant to which a Portfolio pays fees to the Distributor for providing distribution and/or shareholder services to the Portfolio.  Under the Plans, shares of a Portfolio may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.50% of the Portfolio's average net assets as compensation for the Distributor providing account maintenance and distribution services to shareholders.  Such fees are to be paid by a Portfolio monthly, or at such other intervals, as the Board shall determine.  Such fees shall be based upon the average daily net assets during the preceding month, and shall be calculated and accrued daily. A Portfolio may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of the Trust and the Distributor.  Rule 12b-1 expenses are limited to 0.35% for the Quantified Managed Bond Portfolio and 0.40% for the Quantified Alternative Investment Portfolio for the first year of each Portfolio's operations.  The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Portfolio shareholders, including arranging for certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Portfolio shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Portfolio; assisting in the establishment and maintenance of accounts or sub-accounts in the Portfolio and in processing purchase and redemption transactions; making the Portfolio's investment plan and shareholder services available; and providing such other information and services to investors in shares of the Portfolio as the Distributor or the Trust, on behalf of the Portfolio, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to a Portfolio. The Adviser and Subadviser may be compensated by the Distributor for their distribution and marketing efforts.

The Distributor is required to provide a written report, at least quarterly to the Board of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plans and the purposes for which such expenditures were made.  Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The initial term of the Rule 12b-1 Plans is one year and will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of the Trust and a majority of the Trustees who are not "interested persons" of the Trust and do not have a direct or indirect financial interest in the Rule 12b-1 Plans ("Rule 12b-1 Trustees") by votes cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plans. The Rule 12b-1 Plans may be terminated at any time by the Trust or a respective Portfolio by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding shares of the respective Portfolio.

The Rule 12b-1 Plans may not be amended to increase materially the amount of the Distributor's compensation to be paid by a Portfolio, unless such amendment is approved by the vote of a majority of the outstanding voting shares of the Portfolio (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of a Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plans, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to a Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the respective Portfolio at any time upon not more than sixty days' written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the respective Portfolio; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

Custodian

U.S. Bank N.A., 425 Walnut Street, Cincinnati, OH  45202 serves as each Portfolio's custodian ("Custodian").  The Custodian acts as each Portfolio's depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at a Portfolio's request and maintains records in connection with its duties.

Portfolio Services

Portfolio Administration, Portfolio Accounting and Transfer Agent Services

Gemini Portfolio Services, LLC ("GFS"), which has its principal office at 80 Arkay Dr., Hauppauge, New York  11788, serves as administrator, fund accountant and transfer agent for the Portfolios pursuant to a Fund Services Agreement (the "Agreement"), subject to the supervision of the Board.  GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.  GFS may also provide persons to serve as officers of the Portfolios. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on ______, 2014 and will remain in effect for three years from the applicable effective date for the Portfolios, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.  The Agreement is terminable by the Board or GFS on 90 days' written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including:  (1) monitor the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitor each Portfolio holdings and operations for post-trade compliance with the Portfolio's registration statement and applicable laws and rules; (3) prepare and coordinate the printing of semi-annual and annual financial statements; (4) prepare selected management reports for performance and compliance analyses; (5) prepare and disseminate materials for and attend and participate in meetings of the Board; (6) determine income and capital gains available for distribution and calculate distributions required to meet regulatory, income, and excise tax requirements; (7) review the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) prepare and maintain the Trust's operating expense budget to determine proper expense accruals to be charged to each Portfolio to calculate its daily net asset value; (9) assist in and monitor the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust's Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinate the Trust's audits and examinations by assisting each Portfolio's independent public accountants; (11) determine, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitor sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitor the calculation of performance data for the Portfolios; (14) prepare, or cause to be prepared, expense and financial reports; (15) prepare authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assist each Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (18) perform other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

For all services rendered to the Portfolios by GFS under the Agreement, the respective Portfolio pays GFS a fee equal to: 30 basis points on assets up to $100 million; $100 million to $500 million; then, 20 basis points on assets from $500 million to $1 billion; then, 15 basis points on assets from $1 billion to $2 billion; then, 10 basis points on assets on assets over $2 billion.  GFS also pays each Portfolio's legal fees, audit fees, compliance service fees and custody fees.

GFS also provides the Portfolios with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of each Portfolio's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for each Portfolio; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolios' custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolios.

GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolios pursuant to the Agreement. Under the Agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Independent Registered Public Accounting Firm

The firm of Cohen Portfolio Audit Services, Ltd., 1350 Euclid Avenue, Suite 800 Cleveland, OH  44115, has been selected as independent registered public accounting firm for the Portfolios for the fiscal year ending December 31, 2014.  It will perform an annual audit of each Portfolio's financial statements and provides financial, tax and accounting services as requested.

Legal Counsel

Thompson Hine LLP, 41 South High Street, 17th Floor, Columbus, OH  43215, serves as the Trust's legal counsel.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Subadviser is responsible for each Portfolio's investment portfolio decisions and the Adviser is responsible for placing of the Portfolio's investment portfolio transactions.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Portfolios, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.  The Adviser may select Ceros Financial Services, Inc., an affiliated broker/dealer to execute portfolio transactions.  In executing transactions through its affiliated broker/dealer, the Adviser will at all times comply with SEC Rule 17e-1 under the 1940 Act.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Portfolios and/or the other accounts over which the Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.  The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Portfolio's shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Portfolio effects securities transactions may also be used by the Adviser or Subadviser in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser or Subadviser in connection with its services to a Portfolio.  Although research services and other information are useful to a Portfolio and the Adviser and/or Subadviser, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser or Subadviser of performing its duties to a Portfolio.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When a Portfolio and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis.  Blocked transactions can produce better execution for the Portfolios because of the increased volume of the transaction. If the entire blocked order is not filled, a Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, a Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.  The Adviser may adjust the allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Adviser believes an adjustment is reasonable.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio is required to include a schedule of portfolio holdings in the annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Portfolios are also required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Portfolios must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of a Portfolio, upon request, free of charge.  This policy is applied uniformly to all shareholders of a Portfolio without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).  The Portfolios may also, from time to time, list a Portfolio's top ten holdings on its website.  The Portfolios may enter into ongoing arrangements to release portfolio holdings to rating agencies, such as Morningstar or Lipper, in order for the agencies to assign a rating or ranking to the Portfolios.  Portfolio holdings will be supplied to rating agencies no more frequently than quarterly and only after a Portfolio has filed a Form N-CSR or Form N-Q with the SEC.  The Portfolios currently do not have any ongoing arrangements to release portfolio holdings information to rating agencies.

Pursuant to policies and procedures adopted by the Board of Trustees, the Portfolios have ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Subadviser, Distributor, Administrator, Transfer Agent, Fund Accounting Agent and Custodian and on an as needed basis to other third parties providing services to the Portfolios.  The Adviser, Subadviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Portfolios.  The Portfolios disclose portfolio holdings to its auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or subadvisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Portfolio, the Adviser, the Subadviser, the Distributor, the Transfer Agent, the Fund Accounting Agent and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Portfolios' investment portfolio holdings without the specific approval of the Board.  Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the Board, which will review the arrangement to determine (i) whether the arrangement is in the best interests of a Portfolio's shareholders, (ii) the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Portfolio shareholders and those of the Adviser, Subadviser or any affiliated person of the Portfolios, Adviser or the Subadviser. Additionally, the Adviser, the Subadviser and any affiliated persons of the Adviser or Subadviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Portfolios, as a result of disclosing a Portfolio's investment portfolio holdings.  The Portfolios' Chief Compliance Officer monitors compliance with these procedures, and reviews their effectiveness on an annual basis.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality.  "Conditions of Confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The agreements with the Portfolios' Adviser, Subadviser, Distributor, Transfer Agent, Fund Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Portfolios' investment portfolio holding and the duty not to trade on the nonpublic information.  The Portfolios believe, based upon its size and history, that these are reasonable procedures to protect the confidentiality of a Portfolio's investment portfolio holdings and will provide sufficient protection against personal trading based on the information.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of an anti-money laundering compliance officer (the Trust's Chief Compliance Officer), an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Portfolios' Transfer Agent have established proper anti-money laundering procedures, reported suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "Net Asset Value," the net asset value ("NAV") of each Portfolio's shares is determined by dividing the total value of the Portfolio's investment portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the last bid price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of each Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at 4:00 p.m., Eastern Time on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolios normally uses pricing data for domestic equity securities received shortly after 4:00 p.m. and does not normally take into account trading, clearances or settlements that take place after 4:00 p.m.  Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Portfolio or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, such as when a price is not available or a security price is deemed to be reported in error or determined to be unreliable, instead of valuing securities in the usual manner, a Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the 4:00 p.m. if material to a security's price.

The Trust expects that the holidays upon which the New York Stock Exchange ("NYSE") will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by each Participating Insurance Company, or qualified pension or retirement plan or agent, or its authorized designee in good order prior to 4:00 p.m. Eastern Time on each day during such periods that the NYSE is open for trading are priced at the public offering price, which is NAV computed as of 4:00 p.m.  Orders received in good order after 4:00 p.m. or on a day the NYSE it is not open for trading, are priced at 4:00 p.m. on the next day on which it is open for trading at the next determined net asset value per share.  In addition to issuing shares in exchange for cash, each Portfolio may issue shares in exchange for securities (in kind) at its discretion.

Redemption of Shares

Each Portfolio will redeem all or any portion of a shareholder's shares of the Portfolio when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus.  Under the 1940 Act, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the NYSE is closed, other than customary weekend and holiday closings; (b) when trading on that exchange is restricted for any reason; (c) when an emergency exists as a result of which disposal by the Portfolio of securities owned is not reasonably practicable or it is not reasonably practicable for the Portfolio to fairly determine the value of net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or (d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under "Redemptions" in the Prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

FREQUENT PURCHASE AND REDEMPTION OF PORTFOLIO SHARES

Each Portfolio discourages and does not accommodate frequent purchase and redemption Portfolio shares, commonly referred to as market timing.  Market timing is an investment strategy using frequent purchases and redemptions and/or exchanges in an attempt to profit from short term market movements.  Market timing may result in dilution of the value of Portfolio shares held by long term shareholders, disrupt portfolio management, and increase Portfolio expenses for all shareholders.  The Board of Trustees has adopted a policy requiring the Portfolios' transfer agent to monitor shareholder activity for purchases and redemptions and/or exchanges that reasonably indicate market timing activity.  The Transfer Agent does not employ an objective standard and may not be able to identify all market timing activity or may misidentify certain trading activity as market timing activity.  The Board of Trustees also has adopted a redemption policy to discourage short term traders and/ or market timers from investing in the Portfolios.

While each Portfolio attempt to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called "omnibus accounts" include multiple shareholders.  Omnibus accounts typically provide a Portfolio with a net purchase or redemption request on any given day where purchasers of Portfolio shares and redeemers of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Portfolio.  The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that a Portfolio will be able to apply the fee to such accounts in an effective manner.  Brokers maintaining omnibus accounts with a Portfolio have agreed to provide shareholder transaction information, to the extent known to the broker, to the Portfolio upon request.  If a Portfolio becomes aware of market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity.  In addition to the redemption fee, each Portfolio reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Portfolio or its shareholders or if the Portfolio thinks that trading is abusive.  However, the Adviser, Subadviser or the Trust may determine in special situations that other types of redemptions are not abusive.

Pricing of Shares

The net asset value ("NAV") of the shares of the Portfolios is determined at 4:00 p.m. Eastern Time on each day the New York Stock Exchange ("NYSE") is open for business.  For a description of the methods used to determine the net asset value, see "How Shares Are Priced" in the Prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Subadviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price as of 4:00 p.m.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price as of 4:00 p.m.  When market quotations are not readily available, when the Subadviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Subadviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Subadviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Subadviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Subadviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

REDEMPTION IN-KIND

Each Portfolio does not intend to redeem shares in any form except cash.  Each Portfolio reserves the right to honor requests for redemption or repurchase orders made by a shareholders during any 90-day period by making payment in whole or in part in portfolio securities ("redemption in kind") if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Portfolio's net assets at the beginning if the 90-day period).  A Portfolio may also use redemption in kind for certain Portfolio shares held by Reflow.  The securities will be chosen by the Portfolio and valued using the same procedures as used in calculating the Portfolio's NAV.  A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Portfolio.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in a Portfolio.

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, a Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of a Portfolio will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of a Portfolio.  Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains only for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.  Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

Each Portfolio intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the respective Portfolio unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, a Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Portfolio fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, a Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Portfolio generally would not be liable for income tax on the Portfolio's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from a Portfolio's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Portfolio.

Each Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Portfolio's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, each Portfolio expects to time its distributions so as to avoid liability for this tax.

For a discussion of the tax consequences to holders of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable life or variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner.  Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax.  Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax.  Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for a Portfolio, the Portfolio's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of a Portfolio's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Portfolio's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Portfolio's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Portfolio's book income is less than taxable income, the Portfolio could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by a Portfolio in certain "passive foreign investment companies" ("PFICs") could subject the Portfolio to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, a Portfolio may elect to treat a PFIC as a  "qualified electing Portfolio" ("QEF election"), in which case the Portfolio will be required to include its share of the company's income and net capital gains annually, regardless of whether they receive any distribution from the company.

A Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for a Portfolio to avoid taxation. Making either of these elections therefore may require a Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio's total return.

Foreign Currency Transactions

Each Portfolio's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio may be able to elect to "pass through" to the Portfolio's shareholders the amount of eligible foreign income and similar taxes paid by the Portfolio. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by a Portfolio, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Portfolio's taxable year whether the foreign taxes paid by the Portfolio will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Portfolio's income will flow through to shareholders of the Portfolio. With respect to a Portfolio, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by a Portfolio. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Portfolio holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Portfolio may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Portfolio may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Portfolio may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Portfolio that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Portfolio actually received. Such distributions may be made from the cash assets of a Portfolio or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Portfolio may realize gains or losses from such liquidations. In the event a Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Additional Diversification Requirement

In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Tax Code imposes certain diversification standards on the underlying assets of variable life or variable annuity contracts held in a Portfolio. The Tax Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable life or variable annuity contract as such would result in immediate imposition of federal income tax on variable life or variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

Each Portfolio intends to comply, and continue to comply, with the diversification requirement imposed by section 817(h) of the Tax Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts.  This requirement place certain limitations on the assets of each insurance company separate account, and, because section 817(h) and those regulations treat the assets of a Portfolio as assets of the related separate account, of the Portfolio, that may be invested in securities of a single issuer.  Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government Securities and securities of other registered investment companies.  Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by a Portfolio for the purpose of meeting the diversification test if the Portfolio meets certain requirements.  Each Portfolio will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolio's assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.

The above discussion of the federal income tax treatment of the Portfolios assumes that all the insurance company accounts holding shares of a Portfolio are either segregated asset accounts underlying variable contracts as defined in Section

817(d) of the Tax Code or the general account of an insurance company as defined in Section 816 of the Tax Code.  Additional tax consequences may apply to holders of variable contracts investing in a Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under Treasury regulations, if a shareholder realizes a loss on a disposition of a Portfolio's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.  Direct shareholders of Portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the separate accounts that owns shares of the Portfolio, are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by each Portfolio to the Adviser, or its delegate.  The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Portfolio's shareholders, and those of the Adviser or an affiliated person of the Adviser.  In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  The Adviser shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with Adviser's proxy voting policies.  The Board of Trustees shall make the proxy voting decision that, in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser's proxy voting policies and in the best interests of Portfolio shareholders.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Portfolio's vote will be cast.

The Adviser's proxy voting policies and procedures are attached as Appendix A.

MORE INFORMATION.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 1-[___]-[___]-[____].  The information also will be available on the SEC's website at www.sec.gov.  In addition, a copy of the Trust's proxy voting policies and procedures are also available by calling 1-[___]-[___]-[____] and will be sent within three business days of receipt of a request.

FINANCIAL STATEMENTS

The Portfolios have not yet commenced operations and, therefore, has not produced financial statements.  Once produced, you can obtain a copy of the financial statements contained in a Portfolio's Annual or Semi-Annual Report without charge by calling the Portfolio at 1-[___]-[___]-[____] or by visiting www.advisorspreferred.com.

APPENDIX A

PROXY VOTING POLICY OF THE ADVISER

Background:  Pursuant to Rule 206(4)-6 and Rule 204-2 under the Advisers Act, it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

Policy:  The Adviser will vote proxies on behalf of its individual clients.  In order to fulfill its responsibilities under the Advisers Act, the Adviser has adopted the following policies and procedures for proxy voting with regard to companies in the investment portfolio of the Fund(s).  The Adviser's primary purpose and fiduciary responsibility is to maximize shareholder value, which is defined as share price and dividend appreciation.  Adviser will vote proxies in the best interests of our Funds, Portfolios and clients and will generally vote for, against, consider on a case-by-case basis, or abstain from voting as indicated below. Because of the extenuating circumstances associated with specific proxy issues, Adviser's votes may differ from time to time from the indications noted.  In addition, the list may not include all proxies on which Adviser votes.  Adviser will also act, in our best judgment, on behalf of our Funds, Portfolios and clients on certain corporate actions that impact shareholder value, such as tender offers and bankruptcy proceedings.

Voting Proxies

1.

All proxies sent to clients that are actually received by the Adviser (to vote on behalf of the client) will be provided to the Operations Unit.

2.

The Operations Unit will generally adhere to the following procedures (subject to limited exception):

(a)

A written record of each proxy received by the Adviser (on behalf of its clients) will be kept in the Adviser's files;

(b)

The Operations Unit will determine which of the Advisory Clients holds the security to which the proxy relates;

(c)          Proposals Specific to Mutual Funds

Adviser serves as investment adviser to certain investment companies under the Northern Lights Fund Trust II.  These funds invest in other investment companies that are not affiliated ("Underlying Funds") and are required by the Investment Company Act of 1940, as amended (the "1940 Act") Act to handle proxies received from Underlying Funds in a certain manner.  Notwithstanding the guidelines provided in these procedures, it is the policy of Adviser to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act.  After properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer for future reference.

(d)

Prior to voting any proxies, the Operations Unit will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines set forth below.  If a conflict is identified, the Operations Unit will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material.

A-1

(e)

If no material conflict is identified pursuant to these procedures, the Operations Unit will vote the proxy in accordance with the guidelines set forth below.  The Operations Unit will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

Conflicts of Interest

1.

As stated above, in evaluating how to vote a proxy, the Operations Unit will first determine whether there is a conflict of interest related to the proxy in question between the Adviser and its Advisory Clients.  This examination will include (but will not be limited to) an evaluation of whether the Adviser (or any affiliate of the Adviser) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside of an investment in such company by a client of the Adviser.

2

If a conflict is identified and deemed "material" by the Operations Unit, the Adviser will determine whether voting in accordance with the proxy voting guidelines outlined below is in the best interests of the client (which may include utilizing an independent third party to vote such proxies).

3

With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to affected clients in order to give such clients the opportunity to vote the proxies in question themselves.  However, with respect to ERISA clients whose advisory contract reserves the right to vote proxies when the Adviser has determined that a material conflict exists that affects its best judgment as a fiduciary to the ERISA client, the Adviser will:

(a)

Give the ERISA client the opportunity to vote the proxies in question themselves; or

(b)

Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA clients (if any).

Disclosure of Procedures

A summary of the above proxy voting procedures will be included in Part II of the Adviser's Form ADV and will be updated whenever these policies and procedures are updated.  Clients will be provided with contact information as to how they can obtain information about: (a) the Adviser's proxy voting procedures (i.e., a copy of these procedures); and (b) how the Adviser voted proxies that are relevant to the affected client.

Record-keeping Requirements

The Operations Unit will be responsible for maintaining files relating to the Adviser's proxy voting procedures.  Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser.  Records of the following will be included in the files:

1.

Copies of these proxy voting policies and procedures, and any amendments thereto;

2.

A copy of each proxy statement that the Adviser actually received; provided, however, that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available;

3.

A record of each vote that the Adviser casts;

4.

A copy of any document that the Adviser created that was material to making a decision on how to vote the proxies, or memorializes that decision (if any); and

5.

A copy of each written request for information on how the Adviser voted such client's proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of clients.

A-2

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a) Articles of Incorporation.

(i)

Registrant's Agreement and Declaration of Trust, filed as an exhibit to the Registrant's Registration Statement on September 28, 2012, is hereby incorporated by reference.

(ii)

Registrant's Certificate of Trust, filed as an exhibit to the Registrant's Registration Statement on September 28, 2012, is hereby incorporated by reference.

(b) By-Laws. Registrant's By-Laws, filed as an exhibit to the Registrant's Registration Statement on January 4, 2013, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i)

Amended Management Agreement filed as an exhibit to the Registrant's Registration Statement on May 14, 2013, is hereby incorporated by reference.

(ii)

Amended Appendix A of Management Agreement to be filed by amendment ..

(iii)

Management Agreement between Advisers Preferred, LLC and GBSF Fund Limited filed as an exhibit to the Registrant's Registration Statement on May 14, 2013, is hereby incorporated by reference.

(iv)

Management Agreement between Advisers Preferred, LLC and GBSP Fund Limited filed as an exhibit to the Registrant's Registration Statement on October 31, 2013, is hereby incorporated by reference.

(v)

Sub-Advisory Management Agreement (Price Capital Management, Inc.), filed as an exhibit to the Registrant's Registration Statement on January 4, 2013, is hereby incorporated by reference.

(vi)

Sub-Advisory Management Agreement (Flexible Plan Investments, Ltd.) with respect to The Gold Bullion Strategy Fund filed as an exhibit to the Registrant's Registration Statement on May 14, 2013, is hereby incorporated by reference.

(vii)

Sub-Advisory Management Agreement (Flexible Plan Investments, Ltd.) with respect to The Gold Bullion Strategy Portfolio filed as an exhibit to the Registrant's Registration Statement on October 31, 2013, is hereby incorporated by reference.

(viii)

Sub-Advisory Management Agreement with respect to GBSF Fund Limited between Advisers Preferred, LLC and Flexible Plan Investments, Ltd. filed as an exhibit to the Registrant's Registration Statement on May 14, 2013, is hereby incorporated by reference.

(ix)

Sub-Advisory Management Agreement with respect to GBSP Fund Limited between Advisers Preferred, LLC and Flexible Plan Investments, Ltd. filed as an exhibit to the Registrant's Registration Statement on October 31, 2013, is hereby incorporated by reference.

(x)

Sub-Advisory Management Agreement (Flexible Plan Investments, Ltd.) with respect to Quantified Managed Bond Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund and Quantified Alternative Strategies Fund filed as an exhibit to the Registrant's Registration Statement on August 5, 2013, is hereby incorporated by reference.

(xi)

Sub-Advisory Management Agreement (Spectrum Financial Inc.) with respect to Spectrum Low Volatility Fund filed as an exhibit to the Registrant's Registration Statement on December 13, 2013, is hereby incorporated by reference ..

(xii)

Sub-Advisory Management Agreement (Flexible Plan Investments, Ltd.) with respect to Quantified Managed Bond Portfolio, Quantified Market Leaders Portfolio and Quantified Alternative Investment Portfolio to be filed by amendment.

(e) Underwriting Contracts.

(i)

Amended Underwriting Agreement filed as an exhibit to the Registrant's Registration Statement on August 5, 2013, is hereby incorporated by reference.

(ii)

Amended Appendix A of Underwriting Agreement to be filed by amendment.

(iii)

Form of Selling Agreement, filed as an exhibit to the Registrant's Registration Statement on January 4, 2013, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.

(i)

Custody Agreement filed as an exhibit to the Registrant's Registration Statement on May 14, 2013, is hereby incorporated by reference.

(ii)

 First Amendment to the Custody Agreement filed as an exhibit to the Registrant's Registration Statement on August 5, 2013, is hereby incorporated by reference.

(iii)

Second Amendment to the Custody Agreement  filed as an exhibit to the Registrant's Registration Statement on August 5, 2013, is hereby incorporated by reference.

(iv)

Third Amendment to the Custody Agreement filed as an exhibit to the Registrant's Registration Statement on October 31, 2013, is hereby incorporated by reference.

(v)

Fourth Amendment to the Custody Agreement filed as exhibit to the Registrant's Registration Statement on December 13, 2013, is hereby incorporated by reference ..

(vi)

Fifth Amendment to the Custody Agreement to be filed by amendment.

(h) Other Material Contracts.

(i)

Fund Services Agreement, filed as an exhibit to the Registrant's Registration Statement on January 4, 2013, is hereby incorporated by reference.

(ii)

Amended Fund Services Agreement Appendix to be filed by amendment ..

(iii)

Compliance Consulting Services Agreement, filed as an exhibit to the Registrant's Registration Statement on January 4, 2013, is hereby incorporated by reference.

(iv)

Amended Appendix A to Compliance Consulting Services Agreement to be filed by amendment.

(v)

ReFlow Participating Fund Agreement, filed as an exhibit to the Registrant's Registration Statement on January 4, 2013, is hereby incorporated by reference.

(vi)

Amended Appendix A to Participating Fund Agreement to be filed by amendment.

(i) Legal Opinion. Legal Opinion and Consent of Thompson Hine LLP to be filed by amendment ..

(j) Other Opinions. Consent of Independent Registered Public Accounting Firms

(i)

Consent of Cohen Fund Audit Services, Ltd. to be filed by amendment ..

(ii)

Consent of Moss Adams LLP, filed as an exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on January 18, 2013, is hereby incorporated by reference.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor, filed as an exhibit to the Registrant's Registration Statement on January 4, 2013, is hereby incorporated by reference.

(m) Rule 12b-1 Plans.

(i)

Amended Advisor Class Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to the Registrant's Registration Statement on December 13, 2013, is hereby incorporated by reference.

(ii)

Investor Class Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to the Registrant's Registration Statement on August 5, 2013, is hereby incorporated by reference.

(iii)

Plan of Distribution Pursuant to Rule 12b-1 for The Gold Bullion Strategy Portfolio filed as an exhibit to the Registrant's Registration Statement on August 5, 2013, is hereby incorporated by reference.

(iv)

Plan of Distribution Pursuant to Rule 12b-1 for the Quantified Managed Bond Portfolio, Quantified Market Leaders Portfolio and Quantified Alternative Investment Portfolio to be filed by amendment.

(n) (i)

Rule 18f-3 Plan filed as an exhibit to the Registrant's Registration Statement on April 15, 2013, is hereby incorporated by reference.

(ii)

Revised Exhibit A of Rule 18f-3 Plan filed as an exhibit to the Registrant's Registration Statement on May 14, 2013, is hereby incorporated by reference.

(iii)

Revised Exhibit A of Rule 18f-3 Plan to be filed by amendment.

(o) Reserved.

(p) Code of Ethics.

(i)

Code of Ethics for Advisors Preferred Trust, filed as an exhibit to the Registrant's Registration Statement on January 4, 2013, is hereby incorporated by reference.

(ii)

Code of Ethics for Advisors Preferred LLC, filed as an exhibit to the Registrant's Registration Statement on January 4, 2013, is hereby incorporated by reference.

(iii)

Code of Ethics for Price Capital Management, Inc., filed as an exhibit to the Registrant's Registration Statement on January 4, 2013, is hereby incorporated by reference.

(v)

Code of Ethics for Ceros Financial Services, Inc., filed as an exhibit to the Registrant's Registration Statement on January 11, 2013, is hereby incorporated by reference.

(iv)

Code of Ethics for Flexible Plan Investments, Ltd. filed as an exhibit to the Registrant's Registration Statement on May 14, 2013, is hereby incorporated by reference.

(v)    Code of Ethics for Spectrum Financial Inc. filed as an exhibit to the Registrant's Registration Statement on December 13, 2013, is hereby incorporated by reference.

(q)

Powers of Attorney. Power of Attorney for the Trust, and a certificate with respect thereto, and each trustee and executive officer, filed as an exhibit to the Registrant's Registration Statement on January 4, 2013, are hereby incorporated by reference.

Item 29. Control Persons.  None.

Item 30. Indemnification.

Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust, Section IX of the Underwriting Agreement, Section 2.2.4 of the Management Agreement, Section 10(b) of the Sub-Advisory Management Agreements (Price Capital Management, Inc., Flexible Plan Investments, Ltd., Spectrum Financial Inc.) and Section 4 of the Fund Services Agreement.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Adviser and Sub-Advisers.

Advisors Preferred LLC, 1445 Research Blvd., Suite 530, Rockville, MD  20850, is a registered investment adviser.  Additional information about the Adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the Adviser's Form ADV, file number 801-72430.  Price Capital Management, Inc., 85 Chanteclaire Circle, Gulf Breeze, FL  32561, is a registered investment adviser.  Additional information about Price Capital Management, Inc. and its officers is incorporated by reference to the sub-adviser's Form ADV, file number 801-73195.  Flexible Plan Investments, Ltd., 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, is a registered investment adviser.  Additional information about Flexible Plan Investments, Ltd. and its officers is incorporated by reference to the Statement of Additional Information filed herewith and the sub-adviser's Form ADV, file number 801-21073. Spectrum Financial Inc., 2940 North Lynnhaven Road, Suite 200, Virginia Beach, Virginia, 23452 is a registered investment adviser.  Additional information about Spectrum Financial Inc. and its officers is incorporated by reference to the sub-adviser's Form ADV, file number 801-33311.

Item 32. Principal Underwriter.

(a)

Ceros Financial Services, Inc., 1445 Research Blvd., Suite 530, Rockville, MD  20850, the principal underwriter to Advisors Preferred Trust also acts as principal underwriter for certain series of the following investment companies: Northern Lights Fund Trust II.

(b)

Ceros Financial Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of Ceros Financial Services, Inc. is 1445 Research Blvd., Suite 530, Rockville, MD 20850. To the best of Registrant's knowledge, the following are the officers of Ceros Financial Services, Inc.:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Dr. Franz Winklbauer	Chairman	None
M. Catherine Ayers-Rigsby	Chief Executive Officer, Director	Trustee, President
Robert M. Fox	Chief Financial Officer, Chief Compliance Officer	None
Mark C. Hausman, Jr.	President, Director	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, sub-advisers, Principal Underwriter, Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in each SAI of the Trust.

Item 34. Management Services. Not applicable.

Item 35. Undertakings.  The Registrant undertakes that any Fund's or Portfolio's Subsidiary hereby consents to service of process within the United States, and to examination of its books and records.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus , State of Ohio , on the 31st day of January, 2014 ..

Advisors Preferred Trust

By: /s/ JoAnn M. Strasser

       JoAnn M. Strasser

       Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature

Title

Kevin E. Wolf *

Treasurer and Principal Financial Officer

Catherine Ayers-Rigsby *

President, Principal Executive Officer and Trustee

Brian S. Humphrey *

Trustee

Charles R. Ranson *

Trustee

Felix Rivera *

Trustee

Janet P. Ailstock *

Trustee

*By:

/s/ JoAnn M. Strasser

Attorney-in-Fact

January 31, 2014